    As filed with the Securities and Exchange Commission on October 30, 1996

                                                     1933 Act File No. 033-63493
                                                     1940 Act File No. 811-07367

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      / /


     Pre-Effective Amendment No.                                             / /

     Post-Effective Amendment No. 1                                          /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No. 2                                                         /X/

                        (Check appropriate box or boxes)

BERGER INSTITUTIONAL PRODUCTS TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

210 University Boulevard, Suite 900, Denver, Colorado  80206
--------------------------------------------------------------------------------
              (Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 329-0200
                                                   -----------------------------

Gerard M. Lavin, 210 University Boulevard, Suite 900, Denver, CO 80206
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective: (check appropriate box)

      /X/      immediately upon filing pursuant to paragraph (b)
      / /      on (date) pursuant to paragraph (b)
      / /      60 days after filing pursuant to paragraph (a)(1)
      / /      on (date) pursuant to paragraph (a)(1)
      / /      75 days after filing pursuant to paragraph (a)(2)
      / /      on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

      / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2(a) and intends to file its Rule 24f-2 Notice on or about February 14, 1997, for the fiscal year ended December 31, 1996.

                       BERGER INSTITUTIONAL PRODUCTS TRST
                          SHARES OF BENEFICIAL INTEREST
                                ($.01 Par Value)

                   Cross-Reference Sheet Pursuant to Rule 481

ITEM NO. AND CAPTION IN FORM N-1A                                  NUMBER OF SECTION



A.     PROSPECTUS

       1.   Cover Page                                             Cover Page
       2.   Synopsis                                               Section 1
       3.   Condensed Financial Information                        Not Applicable
       4.   General Description of Registrant                      Sections 2, 3, 4 and 10
       5.   Management of the Fund                                 Sections 5 and 6
       5A.  Management's Discussion of Fund Performance            Not Applicable
       6.   Capital Stock and Other Securities                     Sections 9, 10 and 11
       7.   Purchase of Securities Being Offered                   Sections 7 and 8
       8.   Redemption or Repurchase                               Section 7
       9.   Pending Legal Proceedings                              Not Applicable


B.     STATEMENT OF ADDITIONAL INFORMATION

       10.  Cover Page                                             Cover Page
       11.  Table of Contents                                      Table of Contents
       12.  General Information and History                        Section 12
       13.  Investment Objectives and Policies                     Sections 1 and 2
       14.  Management of the Funds                                Section 3
       15.  Control Persons and Principal Holders of Securities    Sections 3 and 12
       16.  Investment Advisory and Other Services                 Sections 3, 4, 5 and 12
       17.  Brokerage Allocation and Other Practices               Sections 1 and 6
       18.  Capital Stock and Other Securities                     Section 12
       19.  Purchase, Redemption and Pricing of Securities         Sections 7, 8 and 9
              Being Offered
       20.  Tax Status                                             Section 10
       21.  Underwriters                                           Not Applicable
       22.  Calculations of Performance Data                       Section 11
       23.  Financial Statements                                   Financial Statements


                              BERGER IPT - 100 FUND
                       BERGER IPT - GROWTH AND INCOME FUND
                     BERGER IPT - SMALL COMPANY GROWTH FUND

        SUPPLEMENT DATED OCTOBER 30, 1996 TO PROSPECTUS DATED MAY 1, 1996

     The Prospectus dated May 1, 1996, for the Berger IPT - 100 Fund, the Berger IPT - Growth and Income Fund and the Berger IPT - Small Company Growth Fund is amended by changing the date of the Statement of Additional Information referred to on the cover thereof to October 30, 1996, and by including as a part of the Prospectus the following new Section 2 preceding the section entitled "Introduction". Capitalized terms used below have the same meanings as in the Prospectus.

2.  CONDENSED FINANCIAL INFORMATION

     Following is a table setting forth certain financial highlights of the Funds for the period May 1, 1996 (date operations commenced) to September 30, 1996. The information contained in the table is unaudited. Additional performance information is contained in the Funds' most recent Semi-Annual Report dated June 30, 1996, which may be obtained upon request and without charge by calling the Funds at 1-800-706-0539 or by calling a Participating Insurance Company.
                              BERGER IPT - 100 FUND
                       BERGER IPT - GROWTH AND INCOME FUND
                     BERGER IPT - SMALL COMPANY GROWTH FUND

                              FINANCIAL HIGHLIGHTS

                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
    MAY 1, 1996 (DATE OPERATIONS COMMENCED) TO SEPTEMBER 30, 1996 (UNAUDITED)

                                                           Berger IPT -            Berger IPT -          Berger IPT -
                                                            100 Fund               Growth and               Small
                                                                                    Income                Company
                                                                                     Fund                  Growth
                                                                                                            Fund

Net Asset Value, Beginning of Period                       $10.00                  $10.00                $10.00
                                                            -----                   -----                 -----

Income From Investment Operations:
Net Investment Income or (Loss)                              .04                     .08                   .04
Net Realized and Unrealized Gains
or (Losses) on Securities                                    .04                     .32                   .68
                                                             ---                     ---                   ---

Total From Investment Operations                             .08                     .40                   .72
                                                             ---                     ---                   ---

Less Distributions:
Dividends (from net investment income)                       .00                     .00                   .00
Distributions (from capital gains)                           .00                     .00                   .00
                                                             ---                     ---                   ---

Total Distributions                                          .00                     .00                   .00
                                                             ---                     ---                   ---

Net Asset Value, End of Period                             $10.08                  $10.40                $10.72
                                                            -----                   -----                 -----
                                                            -----                   -----                 -----

Total Return                                                0.80%                   4.00%                  7.20%
                                                            ----                    ----                  -----
                                                            ----                    ----                  -----

Ratios/Supplemental Data:

Net Assets, End of Period                                  $286,517                $267,237              $274,969

Ratio of Expenses to Average Net Assets*#                   1.96%                   2.04%                 2.69%

Ratio of Net Income or (Loss) to Average Net Assets*         .93%                   1.86%                  .87%

Portfolio Turnover Rate                                       14%                     30%                   41%

Average Commission Rate                                    $.0600                  $.0600                $.0534

*Annualized

#Ratio reflects total expenses, including fees offset by earnings credits and investment advisory fee waivers, but does not include the deduction of any charges or expenses attributable to any particular variable insurance contract.


                                   PROSPECTUS

          Berger Institutional Products Trust (the "Trust") is an open-end management investment company. The Trust currently consists of three diversified series or portfolios (individually referred to as a "Fund"), known as the Berger IPT - 100 Fund, the Berger IPT - Growth and Income Fund and the Berger IPT - Small Company Growth Fund. Each Fund has its own investment objective and policies. The Funds are recently organized and have no operating history, but their investment advisor, Berger Associates, Inc. ("Berger Associates") has been in the investment advisory business for over 20 years. Shares of the Funds are not offered directly to the public, but are sold only in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively "variable insurance contracts") issued by life insurance companies ("Participating Insurance Companies"), as well as to certain qualified retirement plans.

BERGER IPT - 100 FUND

          The investment objective of the Berger IPT - 100 Fund is long-term capital appreciation. The Berger IPT - 100 Fund seeks to achieve this objective by investing primarily in common stocks of established companies which the Fund's advisor believes offer favorable growth prospects. Current income is not an investment objective of the Berger IPT - 100 Fund, and any income produced will be a by-product of the effort to achieve the Fund's objective.

BERGER IPT - GROWTH AND INCOME FUND

          The primary investment objective of the Berger IPT - Growth and Income Fund is capital appreciation. A secondary objective is to provide a moderate level of current income. The Berger IPT - Growth and Income Fund seeks to achieve these objectives by investing primarily in common stocks and other securities, such as convertible securities or preferred stocks, which the Fund's advisor believes offer favorable growth prospects and are expected to also provide current income.

BERGER IPT - SMALL COMPANY GROWTH FUND

          The investment objective of the Berger IPT - Small Company Growth Fund is capital appreciation. The Berger IPT - Small Company Growth Fund seeks to achieve this objective by investing primarily in equity securities (including common and preferred stocks, convertible debt securities and other securities having equity features) of small growth companies with market capitalization of less than $1 billion at the time of initial purchase.

          This Prospectus sets forth concise information about each of the Funds that a prospective purchaser of a variable insurance contract or plan participant should consider before purchasing a variable contract, allocating contract values to one or more of the Funds or selecting one of the Funds as an investment option under a qualified plan. It should be read carefully in conjunction with any separate account prospectus of the specific insurance product or qualified plan documents that accompany this Prospectus and retained for future reference. Additional information about the Funds has been filed with the Securities and Exchange Commission. A copy of the Statement of Additional Information, which is incorporated in its entirety by this reference into the Prospectus, is available upon request without charge by writing the Berger Funds, c/o Berger Associates, Inc., P.O. Box 5005, Denver, CO 80217, or call 1-303-329-0200 or 1-800-706-0539 or by writing or calling a Participating Insurance Company.

          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR

ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

          THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SECURITIES IN ANY STATE TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH STATE.

          The date of this Prospectus and the Statement of Additional Information referred to above is MAY 1, 1996.

                                Table of Contents

Section                                                                     Page
-------                                                                     ----

1.  Fee Tables . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1

2.  Introduction . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   2

3.  Investment Objectives and Policies and Risk Factors. . . . . . . . . . .   2

4.  Portfolio Turnover . . . . . . . . . . . . . . . . . . . . . . . . . . .   9

5.  Management and Investment Advice . . . . . . . . . . . . . . . . . . . .   9

6.  Expenses of the Funds. . . . . . . . . . . . . . . . . . . . . . . . . .  11

7.  How to Purchase and Redeem Shares in the Funds . . . . . . . . . . . . .  12

8.  How the Net Asset Value Is Determined. . . . . . . . . . . . . . . . . .  13

9.  Income Dividends, Capital Gains Distributions and Tax Treatment. . . . .  13

10.  Additional Information. . . . . . . . . . . . . . . . . . . . . . . . .  14

11.  Performance . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  15

12.  Shareholder Inquiries . . . . . . . . . . . . . . . . . . . . . . . . .  17

1.  FEE TABLES

SHAREHOLDER TRANSACTION EXPENSES (APPLICABLE TO ALL THREE FUNDS)

Maximum Sales Load Imposed on Purchases                    0%
Maximum Sales Load Imposed on Reinvested Dividends         0%
Deferred Sales Load                                        0%
Redemption Fees                                            0%
Exchange Fee                                               0%

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                Management     Other Expenses*        Total Fund
                                                   Fee                                 Operating
                                                                                       Expenses*

Berger IPT - 100 Fund                              .75%             .22%                  .97%
Berger IPT - Growth and Income Fund                .75%             .22%                  .97%
Berger IPT - Small Company Growth Fund             .90%             .22%                 1.12%

                                    EXAMPLES

     You would pay the following expenses on a $1,000 investment, assuming 5% annual return, and assuming redemption at the end of each time period:

                                              1 Year*   3 Years*
Berger IPT - 100 Fund                           $10       $31
Berger IPT - Growth and Income Fund             $10       $31
Berger IPT - Small Company Growth Fund          $11       $35

*  Based on estimated expenses for the Funds' first year of operations.

     THE EXPENSES SET FORTH IN THE PRECEDING TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE

CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

     The purpose of the preceding tables is to assist the investor in understanding the various costs and expenses that an investor in any of the Funds will bear directly or indirectly. In the fee table, "Other Expenses" and "Total Fund Operating Expenses" are based on estimated amounts for the Funds' first year of operation. The Funds' investment advisor has agreed to waive its advisory fee to the extent that normal operating expenses in any fiscal year, including the management fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, of each of the Berger IPT - 100 Fund and the Berger IPT - Growth and Income Fund exceed 1.00%, and the normal operating expenses in any fiscal year of the Berger IPT - Small Company Growth Fund exceed 1.15%, of the respective Fund's average daily net assets. The Funds' expenses are described in greater detail under "Management and Investment Advice" and "Expenses of the Funds".

2.  INTRODUCTION

     The Berger IPT - 100 Fund, the Berger IPT - Growth and Income Fund and the Berger IPT - Small Company Growth Fund are all diversified portfolios or series of the Berger Institutional Products Trust, a management investment company. The Funds sell and redeem their shares at net asset value without any sales charges, commissions or redemption fees. Sales charges for variable insurance contracts are described in the accompanying separate account prospectuses relating to those contracts ("Separate Account Prospectuses"). Each variable insurance contract involves fees and expenses not described in this Prospectus. Certain Funds may not be available in connection with a particular contract and certain contracts may limit allocations among the Funds. See the Separate Account Prospectuses for information regarding contract fees and expenses and any restrictions on purchases or allocations.

     This Prospectus describes the securities offered by each of the Funds. Because the Funds have the same investment advisor, officers and trustees and have similar investment restrictions and investment privileges, the Funds believe you will find this combined Prospectus useful and informative in understanding the important features of the Funds and their similarities and differences.

3.  INVESTMENT OBJECTIVES AND POLICIES AND RISK FACTORS

     The Berger IPT - 100 Fund, the Berger IPT - Growth and Income Fund and the Berger IPT - Small Company Growth Fund are each separate Funds of the Berger Institutional Products Trust, each with its own portfolio of securities selected to achieve its particular investment objective. Since the shares of the Funds primarily represent an investment in common stocks, the net asset value of each Fund will reflect changes in the market value of the securities held in that Fund's portfolio, and the value of a Fund share will therefore go up and down.

     Although the Funds are newly-organized, they have the same investment objectives and follow substantially the same investment strategies and policies as those of certain publicly-offered investment companies managed by Berger Associates (the "Berger retail funds"). The Berger IPT - 100 Fund corresonds to the Berger 100 Fund-Registered Trademark-. The Berger IPT - Growth and Income Fund corresponds to the Berger Growth and Income Fund. The Berger IPT - Small Company Growth Fund corresponds to the Berger Small Company Growth Fund-Registered Trademark-. As described below under "Management and Investment Advice," the same persons who serve as portfolio managers of the Funds also serve as portfolio managers of the corresponding Berger retail funds.

     Although it is anticipated that each Fund and its corresponding retail fund will hold similar securities selections, their investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemption of Fund shares may result in different security selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings. Expenses and expense limitations of each Fund and its corresponding retail fund are expected to differ. The variable insurance contract owner will also bear various insurance related costs at the insurance company level and should refer to the accompanying Separate Account Prospectus for a summary of contract fees and expenses.

     BERGER IPT - 100 FUND. The investment objective of the Berger IPT - 100 Fund is long-term capital appreciation. Current income is not an investment objective of the Berger IPT - 100 Fund, and any income produced will be a by-product of the effort to achieve the Fund's objective.

     In selecting its portfolio securities, the Berger IPT - 100 Fund places primary emphasis on established companies which it believes to have favorable growth prospects, regardless of the company's size. Common stocks usually constitute all or most of the Fund's investment portfolio, but the Fund remains free to invest in securities other than common stocks, and may do so when deemed appropriate by the investment advisor to achieve the objective of the Fund. The Fund may, from time to time, take substantial positions in securities convertible into common stocks, and it may also purchase government securities, preferred stocks and other senior securities if its advisor believes these are likely to be the best suited at that time to achieve the Fund's objective. The Fund's policy of investing in securities believed to have a potential for capital growth means that a Fund share may be subject to greater fluctuations in value than if the Fund invested in other securities.

     BERGER IPT - GROWTH AND INCOME FUND. The primary investment objective of the Berger IPT - Growth and Income Fund is capital appreciation. A secondary objective is to provide a moderate level of current income. However, neither capital appreciation nor a fixed or moderate rate of current income can be assured, and in periods of low interest rates and yields on securities, the income available for distribution to the Fund shareholders will likely be substantially reduced or eliminated.

     In selecting its portfolio securities, the Berger IPT - Growth and Income Fund places primary emphasis on securities which it believes offer favorable growth prospects and are expected to also provide current income. Common stocks of companies with mid-sized to large market capitalizations usually constitute the majority of the Fund's investment portfolio. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund also invests in senior securities such as convertible securities, preferred stocks, government securities and corporate bonds, as seems appropriate from time to time. Attention is given to the anticipated reliability of income as well as to its indicated current level.

     BERGER IPT - SMALL COMPANY GROWTH FUND. The investment objective of the Berger IPT - Small Company Growth Fund is capital appreciation. The Fund seeks to achieve its investment objective by investing its assets principally in a diversified group of equity securities of small growth companies with market capitalization of less than $1 billion at the time of initial purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Under normal circumstances, the Berger IPT - Small Company Growth Fund will invest at least 65% of its assets in equity securities of such companies, consisting of common and preferred stock and other securities having equity features such as convertible bonds, warrants and rights (subject to certain restrictions). The balance of the Fund may be invested in equity securities of companies with market capitalization in excess of $1 billion, government securities, short-term investments or other securities as described on the following pages. Because income is not an objective of the Berger IPT - Small Company Growth Fund, any income produced will be a by-product of the effort to achieve the Fund's objective of capital appreciation.

     In selecting its portfolio securities, the Berger IPT - Small Company Growth Fund places primary emphasis on companies which it believes have favorable growth prospects. The Fund seeks to identify small growth companies that either occupy a dominant position in an emerging industry or a growing market share in larger fragmented industries. While these companies may present above average risk, management believes they may have the potential to achieve long-term earnings growth rates substantially in excess of the growth of earnings of other companies.

     Investments in small growth companies may involve greater risks and volatility than more traditional equity investments due to some of these companies potentially having limited product lines, reduced market liquidity for the trading of their shares and less depth in management than more established companies. For this reason, the Berger IPT - Small Company Growth Fund is not intended as a complete investment vehicle but rather as an investment for persons who are in a financial position to assume above average risk and share price volatility over time. Realizing the full potential of small growth companies frequently takes time. As a result, the Berger IPT - Small Company Growth Fund should be considered as a long-term investment vehicle.

                                      * * *

     In general, investment decisions for the Funds are based on an approach which seeks out successful companies because they are believed to be more apt to become profitable investments. To evaluate a prospective investment, the investment advisor analyzes information from various sources, including industry economic trends, earnings expectations and fundamental securities valuation factors to identify companies which in management's opinion are more likely to have predictable, above average earnings growth, regardless of the company's geographic location. The advisor also takes into account a company's management and its innovations in products and services in evaluating its prospects for continued or future earnings growth.

     The investment objective of the Berger IPT - 100 Fund, the primary investment objective of the Berger IPT - Growth and Income Fund and the investment objective of the Berger IPT - Small Company Growth Fund are considered fundamental, meaning that they cannot be changed without a shareholders' vote. The secondary investment objective of the Berger IPT - Growth and Income Fund is not considered fundamental, and therefore may be changed in the future by action of the directors without shareholder vote. However, the Berger IPT - Growth and Income Fund will not change its secondary investment objective without giving its shareholders such notice as may be required by law. If the Berger IPT - Growth and Income Fund changes its secondary investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that any of the Funds' investment objectives will be realized.

     Any of the Funds may increase their investment in government securities and other short-term interest-bearing securities without limit when the advisor believes market conditions warrant a temporary defensive position, during which period it may be more difficult for a Fund to achieve its investment objective. Following is additional information about some of the other specific types of securities in which the Funds may invest.

     FOREIGN SECURITIES. Each Fund may invest in both domestic and foreign securities. Investments in foreign securities involve some risks that are different from the risks of investing in securities of U.S. issuers, such as the risk of fluctuations in the value of the currencies in which they are denominated, the risk of adverse political and economic developments and, with respect to certain countries, the possibility of expropriation, confiscatory taxation or limitations on the removal of funds or other assets of the Funds. Securities of some foreign companies, particularly those of developing countries, are less liquid and more volatile than securities of comparable domestic companies. A developing country generally is considered to be in the initial stages of its industrialization cycle. Investing in the securities of developing countries may involve exposure to economic structures that are less diverse and mature, and to political systems that can be expected to have less stability than developed countries. There also may be less publicly available information about foreign issuers than domestic issuers, and foreign issuers generally are not subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers. Delays may be encountered in settling certain foreign securities transactions and the Funds will incur costs in converting foreign currencies into U.S. dollars. The Funds will consider the political and economic conditions in a country, the prospect for changes in the value of its currency and the liquidity of an investment in that country's securities markets in selecting investments in foreign securities.

     CONVERTIBLE SECURITIES. Each Fund may purchase securities which are convertible into common stock when management of the Funds believes they offer the potential for a higher total return than nonconvertible securities. While fixed income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities which the Funds may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments which could result in a loss of income to the Funds or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their being rated below investment grade by organizations such as Moody's Investors Service, Inc., and Standard & Poor's Corporation. The Funds have no pre-established minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities. However, under normal circumstances, none of the Funds will invest in any security in default at the time of purchase or in any nonconvertible debt securities rated below investment grade, and each Fund will invest less than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade. For a further discussion of debt security ratings, see Appendix A to the Statement of Additional Information.

     ZEROS/STRIPS. The Berger IPT - 100 Fund and the Berger IPT - Growth and Income Fund may each invest in zero coupon bonds or in "strips". Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accreted discount (representing interest accrued but not paid) are paid at maturity. "Strips" are debt securities that are stripped of their interest coupon after the securities are issued, but otherwise are comparable to zero coupon bonds. The market values of "strips" and zero coupon bonds generally fluctuate in response to changes in interest rates to a greater degree than do interest-paying securities of comparable term and quality. None of the Funds will invest in mortgage-backed or other asset-backed securities.

     REPURCHASE AGREEMENTS. Each Fund is authorized to invest in repurchase agreements. A repurchase agreement is a means of investing cash for a short period. In a repurchase agreement, a seller (typically a U.S. commercial bank or recognized U.S. securities dealer) sells securities to the Fund and agrees to repurchase the securities at the Fund's cost plus interest within a specified period (normally one day). In these transactions, the securities purchased by the Fund will have a total value equal to, or in excess of, the value of the repurchase agreement, and will be held by the Fund's custodian bank until repurchased. These transactions must be fully collateralized at all times by debt securities (generally a security issued or guaranteed by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit), but involve some credit risk to the Fund if the other party defaults on its obligation and the Fund is delayed or prevented from liquidating the collateral. Repurchase agreements maturing in more than seven days will be considered illiquid for purposes of the restriction on each Fund's investment in illiquid and restricted securities.

     LENDING PORTFOLIO SECURITIES. Each Fund may lend its portfolio securities to qualified institutional investors such as brokers, dealers or other financial organizations. This practice permits a Fund to earn income, which, in turn, can be invested in additional securities to pursue the Fund's investment objective. Loans of securities by a Fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities, marked-to-market on a daily basis. A Fund bears a risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights, and the risk of losing all or a part of the income from the transaction. None of the Funds will lend any security if, as a result of such loan, the aggregate value of securities then on loan would exceed 33-1/3% of the market value of the Fund's total assets.

     FINANCIAL FUTURES, FORWARDS AND OPTIONS. Each Fund is authorized to make limited investments in certain types of futures, forwards and options, but only for the purpose of hedging, that is, protecting against the risk of market movements that may adversely affect the value of a Fund's securities or the price of securities that a Fund is considering purchasing. Although a hedging transaction may, for example, partially protect a Fund from a decline in the value of a particular security or its portfolio generally, the cost of the transaction will reduce the potential return on the security or the portfolio. Following is a summary of the futures, forwards and options in which the Funds may invest, provided that no more than 5% of a Fund's net assets at the time of purchase may be invested in initial margins for financial futures transactions and premiums for options.

     Financial futures and forwards are contracts on financial instruments (such as securities, securities indices and foreign currencies) that obligate the holder to take or make future delivery of a specified quantity of the underlying financial instrument. Futures are generally exchange traded and settled with cash, while forwards are privately negotiated and contemplate actual delivery of the underlying financial instrument (usually a foreign currency). An option gives the holder the right, but not the obligation, to purchase or sell something (such as a security) at a specified price at any time until the expiration date. An option on a securities index is similar, except that upon exercise, settlement is made in cash rather than in specific securities. Each Fund may only write call options (that is, issue options that obligate the Fund to deliver if the option is exercised by the holder) that are "covered" and only up to 25% of a Fund's total assets. A call option is considered "covered" if a Fund already owns the security on which the option is written or, in the case of an option written on a securities index, if a Fund owns a portfolio of securities believed likely to substantially replicate movement of the index.

     Investments in futures and forwards by a Fund involve the potential for a loss that may exceed the amount of initial margin the Fund would be permitted to invest in the contracts under its investment limitations, or in the case of a call option written by a Fund, may exceed the premium received for the option. However, each Fund will be permitted to make such investments for hedging purposes only, and only if the aggregate amount of its obligations under these investments does not exceed the total market value of the assets the Fund is attempting to hedge, such as a portion or all of its exposure to equity securities or its holding in a specific foreign currency. To ensure that each Fund will be able to meet its obligations under its futures and forward contracts and its obligations under options written by that Fund, each Fund will be required to place high-grade liquid assets in a segregated account with its custodian bank or to set aside portfolio securities to "cover" its position in these investments. Assets segregated or set aside generally may not be disposed of so long as the Fund maintains the positions requiring segregation or cover, which could diminish the Fund's return due to the opportunity losses of foregoing other potential investments with such assets.

     The principal risks of the Funds investing in futures transactions, forward contracts and options are: (a) losses resulting from market movements not anticipated by the

Funds; (b) possible imperfect correlation between movements in the prices of futures, forwards and options and movements in the prices of the securities or currencies hedged or used to cover such positions; (c) lack of assurance that a liquid secondary market will exist for any particular futures, forwards or options at any particular time, and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close a position when so desired; (d) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities; and (e) possible need to defer closing out certain futures or options contracts in order to continue to qualify for beneficial tax treatment afforded "regulated investment companies" under the Internal Revenue Code of 1986, as amended. In addition, when a Fund enters into an over-the-counter contract with a counterparty, the Fund will assume counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into. Additional detail concerning the Funds' investment in futures, forwards and options and the risks of such investments can be found in the Statement of Additional Information.

     ILLIQUID SECURITIES. Each Fund is authorized to invest in securities which are illiquid because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, they are not readily marketable. However, none of the Funds may purchase any security, the purchase of which would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Certain restricted securities, such as Rule 144A securities, may be treated as liquid under this restriction if a determination is made that such securities are readily marketable. Investments in illiquid securities involve certain risks to the extent that a Fund may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, a Fund might have to incur the potentially substantial expense and delay associated with effecting registration.

INVESTMENT RESTRICTIONS

     In addition to its investment objective, each Fund has adopted a number of restrictions on its investments and other activities that may not be changed without shareholder approval. For example, neither the Berger IPT - 100 Fund nor the Berger IPT - Growth and Income Fund may purchase securities of any issuer (except U.S. Government securities) if, immediately after and as a result of such purchase, the value of such Fund's holdings in the securities of that issuer exceeds 5% of the value of its total assets or it owns more than 10% of the outstanding voting securities or of any class of securities of such issuer. The Berger IPT - Small Company Growth Fund is similarly restricted with respect to 75% of its total assets.

     Further, neither the Berger IPT - 100 Fund nor the Berger IPT - Growth and Income Fund may borrow in excess of 5% of its assets or pledge assets taken at market value to an extent greater than 10% of its total assets taken at cost (and no borrowing may be undertaken except from banks as a temporary measure for extraordinary or emergency purposes), subject to certain exclusions, and neither may make loans (except that each Fund may enter into repurchase agreements in accordance with the Fund's investment policies). The

Berger IPT - Small Company Growth Fund may not borrow money, except borrowing undertaken from banks for temporary or emergency purposes in amounts not to exceed 25% of the market value of its assets (including the amount borrowed) and may not make loans (except that the Fund may enter into repurchase agreements and may lend portfolio securities in accordance with the Fund's investment policies). None of the Funds may invest in any one industry more than 25% of the value of its assets at the time of investment, nor invest in commodities, except, only for the purpose of hedging, in certain futures, forwards and options as specified in greater detail above and in the Statement of Additional Information.

     Also, none of the Funds currently intends to make short sales of securities, except short sales of securities which the Fund owns or has the right to acquire at no additional cost (i.e., short sales "against the box"), and does not intend to purchase or sell securities on a when-issued or delayed delivery basis if as a result, more than 5% of its assets are invested in such securities, although these restrictions may be changed without shareholder approval. For more detail about the Funds' investment restrictions, see the Statement of Additional Information.

4.  PORTFOLIO TURNOVER

     In pursuit of each Fund's investment objective, management continuously reviews its investments and makes portfolio changes whenever changes in the market, industry trends or the outlook for the growth of any portfolio security indicate to management that the objective could be better achieved by investment in another security, regardless of portfolio turnover. In addition, portfolio turnover may increase as a result of large amounts of purchases and redemptions of shares of a Fund due to economic, market or other factors that are not within the control of management. The annual portfolio turnover rates of the Funds may at times exceed 100%. An annual turnover rate of 100% or more would be higher than that of most other funds. Increased portfolio turnover would necessarily result in correspondingly higher brokerage costs for the Funds and may result in the acceleration of net taxable gains.

5.  MANAGEMENT AND INVESTMENT ADVICE

     The trustees of the Trust are responsible for major decisions relating to each Fund's policies and objectives. They also oversee the operation of each Fund by its officers and review the investment performance of the Funds on a regular basis.

     The investment advisor to each of the Funds is Berger Associates, 210 University Boulevard, Suite 900, Denver, CO 80206. Berger Associates furnishes continuous advice and recommendations to each Fund regarding securities to be purchased and sold by the Fund. Berger Associates, therefore, formulates a continuing program for management of the assets of each Fund consistent with the investment objectives and policies established by the trustees of the Trust. Berger Associates also provides office space for each Fund and pays the salaries, fees and expenses of all Fund officers and trustees of the Funds who are interested persons of Berger Associates. Berger Associates serves as investment advisor to mutual funds, pension and profit-sharing plans, and institutional and private investors.

     Rodney L. Linafelter, Vice President and Chief Investment Officer of Berger Associates, is the President and portfolio manager of the Berger IPT - 100 Fund and the Berger

IPT - Growth and Income Fund and as such is responsible for the investments of both of these Funds, including the day-to-day investment decisions for the Funds. Mr. Linafelter is also a trustee of the Trust and a director or trustee of each of the Berger retail funds. As Chief Investment Officer of Berger Associates, Mr. Linafelter has management responsibilities with respect to all investment activities of the Trust.

     Mr. Linafelter joined Berger Associates in January 1990, where he has served as a portfolio manager for the Berger 100 Fund and the Berger Growth and Income Fund, as well as for retirement plans and institutional and private investors. From April 1986 to December 1989, Mr. Linafelter was employed as a Financial Consultant (registered representative) with Merrill Lynch, Pierce, Fenner & Smith, Inc., providing investment advice to institutions and individuals.

     William R. Keithler is the President and portfolio manager of the Berger IPT - Small Company Growth Fund and is primarily responsible for the investments of the Fund, including the day-to-day investment decisions for the Fund. Mr. Keithler also serves as President and portfolio manager for the Berger Small Company Growth Fund and the Berger New Generation Fund.

     Mr. Keithler joined Berger Associates as Vice President-Investment Management in December 1993. Previously, he was employed by INVESCO Trust Company, Denver, Colorado, as Senior Vice President (January 1993 to December
1993), Vice President (January 1991 to January 1993) and Portfolio Manager (January 1988 to January 1991). During his seven years with INVESCO,
Mr. Keithler was portfolio manager of several mutual funds, most recently INVESCO Dynamics Fund and INVESCO Emerging Growth Fund. From 1982 to 1986,
Mr. Keithler was Vice President and portfolio manager with First Trust St. Paul, in St. Paul, Minnesota.

     William M.B. Berger is a director (Chairman of the Board) of Berger Associates, a trustee of the Trust and a director or trustee of each of the Berger retail funds. Although he is no longer involved in making investment decisions for the Berger Funds, he was founder of Berger Associates and its President from 1973 until 1994, and he was a principal shareholder and executive officer of predecessor investment advisory firms which served as investment advisors to mutual funds and other investors from 1960. From 1950 to 1960, he was an investment officer in the trust department of The Colorado National Bank of Denver in charge of common stock investments.

     Gerard M. Lavin, President and a director of Berger Associates, is also President and a trustee of the Trust. In those capacities, Mr. Lavin serves as the chief executive officer for Berger Associates and the Trust, but does not participate in making investment decisions for any of the Funds. In addition to his positions with Berger Associates and the Trust, Mr. Lavin also serves as a Vice President of DST Systems, Inc. Formerly, Mr. Lavin was President and Chief Executive Officer of Investors Fiduciary Trust Company (February 1992 to March
1995) and Chief Operating Officer of SUNAMERICA Asset Management Co. (January 1990 to February 1992).

     Under their Investment Advisory Agreements, the Berger IPT - 100 Fund and the Berger IPT - Growth and Income Fund each have agreed to compensate Berger Associates for its investment advisory services to the Fund by the payment of a fee at the annual rate of .75 of 1% (0.75%) of the average daily net assets of the Fund. Under the Investment Advisory Agreement for the Berger IPT - Small Company Growth Fund, Berger Associates is compensated for its investment advisory services to that Fund by the payment of a fee at the annual rate of .9 of 1% (0.90%) of the average daily net assets of the Fund. The management fees are higher than those paid by most other mutual funds.

     From time to time, Berger Associates may compensate Participating Insurance Companies or their affiliates whose customers hold shares of the Funds for providing a variety of administrative services (such as recordkeeping and accounting) and investor support services (such as responding to inquiries and preparing mailings to shareholders). This compensation, which may be paid as a per account fee or as a percentage of the average daily net assets invested in the Funds by the compensated Participating Insurance Company, depending on the nature, extent and quality of the services provided, will be paid from Berger Associates' own resources and not from the assets of the Funds.

     Kansas City Southern Industries, Inc. ("KCSI") owns approximately 80% of the outstanding shares of Berger Associates. KCSI is a publicly traded holding company whose primary subsidiaries are engaged in transportation services and financial asset management. KCSI also owns approximately 41% of the outstanding shares of DST Systems, Inc. ("DST"), a publicly traded information and transaction processing company which also acts as the Funds' sub-transfer agent.

6.  EXPENSES OF THE FUNDS

     Each of the Funds has appointed Investors Fiduciary Trust Company ("IFTC") as its recordkeeping and pricing agent to calculate the daily net asset value of such Fund and to perform certain accounting and recordkeeping functions required by the Fund. In addition, IFTC also serves as the Funds' custodian, transfer agent and dividend disbursing agent. IFTC has engaged DST as sub-agent to provide transfer agency and dividend disbursing services for the Funds. As noted above, approximately 41% of the outstanding shares of DST are owned by KCSI.

     For custodian, recordkeeping and pricing services, each Fund pays fees to IFTC based on a percentage of its assets, subject to certain minimums. Each Fund also pays a monthly fee based primarily on the number of accounts maintained on behalf of the Fund for transfer agency and dividend disbursing services, which fees are paid by the Funds to IFTC and in turn passed through to DST as sub-agent. In addition, the Funds reimburse IFTC and DST for certain out-of-pocket expenses.

     The trustees of each of the Funds have authorized Berger Associates to place portfolio transactions on an agency basis through DST Securities, Inc., a wholly-owned broker-dealer subsidiary of DST ("DSTS"). When transactions for a Fund are effected through DSTS, the portion of the commissions received by it is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commissions is retained by DSTS.

     In addition, under a separate Administrative Services Agreement with each Fund, Berger Associates performs certain administrative and recordkeeping services not otherwise performed by IFTC, including the preparation of financial statements and reports to be filed with regulatory authorities. Each Fund pays Berger Associates a fee at the annual rate of one-hundredth of one percent (0.01%) of its average daily net assets for such services. The Funds also incur other expenses, including accounting, administrative and legal expenses.

     Berger Associates has agreed to waive its advisory fee to the extent that normal operating expenses in any fiscal year, including the management fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, of each of the Berger IPT - 100 Fund and the Berger IPT - Growth and Income Fund exceed 1.00%, and the normal operating expenses in any fiscal year of the Berger IPT - Small Company Growth Fund exceed 1.15%, of the respective Fund's average daily net assets.

7.  HOW TO PURCHASE AND REDEEM SHARES IN THE FUNDS

     Shares of the Funds are sold by the Funds on a continuous basis to separate accounts of Participating Insurance Companies or to qualified plans. Investors may not purchase or redeem shares of the Funds directly, but only through variable insurance contracts offered through the separate accounts of Participating Insurance Companies or through qualified retirement plans. You should refer to the applicable Separate Account Prospectus or your plan documents for information on how to purchase or surrender a contract, make partial withdrawals of contract values, allocate contract values to one or more of the Funds, change existing allocation among investment alternatives, including the Funds, or select specific Funds as investment options for a qualified plan. No sales charge is imposed upon the purchase or redemption of shares of the Funds. Sales charges for the variable insurance contracts or qualified plans are described in the relevant Separate Account Prospectuses or plan documents.

     Fund shares are purchased or redeemed at the net asset value per share next computed after receipt of a purchase or redemption order by a Fund, its agent or its delegatee. Payment for redeemed shares generally will be made within three business days following the date of the request for redemption. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the New York Stock Exchange, an emergency as defined by the Securities and Exchange Commission exists, or as permitted by the Securities and Exchange Commission.

8.  HOW THE NET ASSET VALUE IS DETERMINED

     The price of each Fund's shares is based on the net asset value of that Fund, which is determined at the close of the regular trading session of the New York Stock Exchange (normally 4:00 p.m., New York time) each day that the Exchange is open.

     The per share net asset value of each Fund is determined by dividing the total value of its securities and other assets, less liabilities, by the total number of shares outstanding.

In determining net asset value, securities are valued at market value or, if market quotations are not readily available, at their fair value determined in good faith pursuant to consistently applied procedures established by the trustees. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value.

     Since none of the Funds imposes any front end sales load or redemption fee, both the purchase price and the redemption price of a Fund share are the same and will be equal to the next calculated net asset value of a share of that Fund.

9.  INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX TREATMENT

     Each of the Funds intends to declare dividends representing the Fund's net investment income annually, normally in December. It is also the present policy of each Fund to distribute annually all of its net realized capital gains.

     All dividends or capital gains distributions paid by a Fund will be automatically reinvested in shares of that Fund at the net asset value on the ex-dividend date unless an election is made on behalf of a separate account or qualified plan to receive distributions in cash.

     Each of the Funds intends to qualify to be treated as a separate regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If they so qualify and meet certain minimum distribution requirements, the Funds will not be liable for Federal income tax on the amount of their earnings that are distributed. If a Fund distributes annually less than 98% of its income and gain, it will be subject to a nondeductible excise tax equal to 4% of the shortfall. In addition, each Fund intends to qualify under the diversification requirements of Code Section 817(h) relating to insurance company separate accounts. By meeting these and other requirements, the Participating Insurance Companies, rather than the owners of the variable insurance contracts, should be subject to tax on distributions received with respect to Fund shares. The tax treatment of distributions made to a Participating Insurance Company will depend on the Participating Insurance Company's tax status. Participating Insurance Companies should consult their own tax advisors concerning whether such distributions are subject to Federal income tax if retained as part of contract reserves. For further information concerning Federal income tax consequences for the owners of variable insurance contracts and qualified plan participants, consult the appropriate Separate Account Prospectus or plan documents.

     Dividends and interest received by the Funds on foreign securities may give rise to withholding and other taxes imposed by foreign countries. It is expected that foreign taxes paid by the Funds will be treated as expenses of the Funds. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

10.  ADDITIONAL INFORMATION

     The Funds are each separate series or portfolios established under the Trust, a Delaware business trust organized on October 17, 1995. The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the series comprising the Berger IPT - 100 Fund, the Berger IPT - Growth and Income Fund and the Berger IPT - Small Company Growth Fund are the only portfolios established under the Trust, although others may be added in the future. Shares of each Fund are fully paid and nonassessable when issued. Each share has a par value of $.01. All shares issued by a Fund participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of its liquidation.

     The separate accounts of the Participating Insurance Companies and the trustees of the qualified plans invested in the Funds, rather than individual contract owners or plan participants, are the shareholders of the Funds. However, each Participating Insurance Company or qualified plan will vote such shares as required by law and interpretations thereof, as amended or changed from time to time. Under current law, a Participating Insurance Company is required to request voting instructions from its contract owners and must vote Fund shares held by each of its separate accounts in proportion to the voting instructions received. Additional information about voting procedures is contained in the applicable Separate Account Prospectuses.

     Shareholders of each Fund generally vote separately on matters relating to that Fund, although they will vote together with the holders of all other series of the Trust in the election of trustees of the Trust and on all matters relating to the Trust as a whole. Each full share of each Fund has one vote. Shares of each Fund have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so and, in such event, the holders of the remaining less than 50% of the shares voting for the election of trustees will not be able to elect any person or persons as trustees. None of the Funds is required to hold annual shareholder meetings unless required by the Investment Company Act of 1940 or other applicable law or unless called by the trustees.

     If shareholders owning at least 10% of the outstanding shares of the Trust so request, a special shareholders' meeting will be held for the purpose of considering the removal of a trustee of the Trust. Special meetings will be held for other purposes if the holders of at least 25% of the outstanding shares of the Trust so request. Subject to certain limitations, the Funds will facilitate appropriate communications by shareholders desiring to call a special meeting for the purpose of considering the removal of a trustee.

     Each Fund sells its shares only to certain qualified retirement plans and to variable annuity and variable life insurance separate accounts of insurance companies that are unaffiliated with Berger Associates and that may be unaffiliated with one another. The Funds currently do not foresee any disadvantages to policyowners arising out of the fact that each Fund offers its shares to such entities. Nevertheless, the trustees intend to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response to such conflicts.
If a conflict occurs, the trustees may require one or more insurance company separate accounts or plans to withdraw its investments in one or more of the Funds and to substitute shares of another Fund. As a result, a Fund may be forced to sell securities at disadvantageous prices. In addition, the trustees may refuse to sell shares of any Fund to any separate account or qualified plan or may suspend or terminate the offering of shares of any Fund if such action is required by law or regulatory authority or is deemed by the Fund to be in the best interests of the shareholders of the Fund.

     The Funds' transfer agent and dividend disbursing agent is Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, MO 64105. IFTC has engaged DST Systems, Inc. ("DST"), P.O. Box 419958, Kansas City, MO 64141, as sub-agent to provide transfer agency and dividend disbursing services for the Funds.

     Owners of variable insurance contracts and qualified plan administrators will receive annual and semiannual reports including the financial statements of the Funds in which contract values or qualified plan assets are invested. Each report will show the investments owned by each Fund and the market values thereof, as well as other information about the Funds and their operations.

11.  PERFORMANCE

     From time to time in advertisements, the Funds may discuss their performance ratings as published by recognized mutual fund statistical services, such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., or Morningstar, Inc., or by publications of general interest such as THE WALL STREET JOURNAL, INVESTOR'S BUSINESS DAILY, BARRON'S, FINANCIAL WORLD or KIPLINGER'S PERSONAL FINANCE MAGAZINE. In addition, the Funds may compare their performance to that of recognized broad-based securities market indices, including the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, the Russell 2000 Stock Index, the Standard & Poor's 600 Small Cap Index or the Nasdaq Composite Index, or more narrowly-based indices which reflect the market sectors in which that Fund invests.

     The total return of each Fund is calculated for any specified period of time by assuming the purchase of shares of the Fund at the net asset value at the beginning of the period. Each dividend or other distribution paid by the Fund is assumed to have been reinvested at the net asset value on the reinvestment date. The total number of shares then owned as a result of this process is valued at the net asset value at the end of the period. The percentage increase is determined by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value.

     Each Fund's total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same total return if the Fund's performance had been constant over the entire period. Total return figures are based on the overall change in value of a hypothetical investment in each Fund. Because average annual total returns for more than one year tend to smooth out variations in a Fund's return, investors should recognize that such figures are not the same as actual year-by-year results.

     A Fund's total return includes the effect of deducting that Fund's expenses, but does not include any charges and expenses attributable to a particular variable insurance contract or qualified plan. Because shares of the Funds can be purchased only through a variable insurance contract or qualified plan, the Funds' total return data should be reviewed along with the description of charges and expenses contained in the applicable Separate Account Prospectus or plan documents. Total return for a Fund must always be accompanied by, and reviewed with, comparable total return data for an associated separate account, or data that would permit evaluation of the magnitude of charges and expenses attributable to the contract or plan that are not reflected in the Fund's total return.

     Any performance figures for the Funds are based upon historical results and do not assure future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Although the Trust is newly-organized and the Funds do not yet have their own performance records, each Fund has the same investment objective and follows substantially the same investment strategies as a corresponding Berger retail fund. The Berger retail funds have the same investment advisor as the corresponding Funds offered under this Prospectus. As described under "Management and Investment Advice," the same persons who serve as portfolio managers of the Funds also serve as portfolio managers of the corresponding Berger retail funds.

     Set forth in the table below is total return information for each of the Berger retail funds, calculated as described above. Investors should not consider this performance data as an indication of the future performance of the Funds offered under this Prospectus. The performance figures below reflect the deduction of the historical fees and expenses paid by the Berger retail funds, and not those to be paid by these Funds. The figures also do not reflect the deduction of charges or expenses attributable to variable annuity or variable life insurance contracts. As discussed above, investors should refer to the applicable Separate Account Prospectus for information pertaining to such contract charges and expenses. Moreover, although it is anticipated that each Fund and its corresponding retail fund will hold similar securities selections, their investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemption of Fund shares may result in different security selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings.

     The following table shows, where applicable, the average annualized total returns for the Berger retail funds for the one-, five- and ten-year periods ended September 30, 1995, and, for the period from inception (or immediately prior to Berger Associates assuming the duties as the investment advisor) through September 30, 1995:


                                                                            SINCE
    BERGER RETAIL FUND            1-YEAR       5-YEAR       10-YEAR       INCEPTION*
      Berger 100 Fund              18.4%        25.8%        20.4%**       15.3%**
Berger Growth and Income Fund      14.1%        20.5%        13.3%**       13.7%**
   Berger Small Company
        Growth Fund                31.9%         NA            NA          23.4%


* Since Inception performance for the Berger 100 Fund and the Berger Growth and Income Fund is shown for the period from September 30, 1974, immediately prior to Berger Associates assuming the duties as the investment advisor for those

Funds, through September 30, 1995. Since Inception performance for the Berger Small Company Growth Fund is shown for the period from December 30, 1993 (date operations commenced) through September 30, 1995.

** Since the 12b-1 fees applicable to the Berger 100 Fund and the Berger Growth and Income Fund did not take effect until June 19, 1990, the performance figures do not reflect the deduction of the 12b-1 fees for the full length of the ten-year and longer periods shown.

12. SHAREHOLDER INQUIRIES

     Shareholders with questions should write to the Berger Funds, c/o Berger Associates, Inc., P.O. Box 5005, Denver, CO 80217, or call 1-303-329-0200 or 1-800-706-0539, or contact a Participating Insurance Company.

                      STATEMENT OF ADDITIONAL INFORMATION

                      BERGER INSTITUTIONAL PRODUCTS TRUST

     Berger Institutional Products Trust (the "Trust") is an open-end management investment company. The Trust currently consists of three diversified series or portfolios (individually referred to as a "Fund"), known as the Berger IPT - 100 Fund, the Berger IPT - Growth and Income Fund and the Berger IPT - Small Company Growth Fund. Each Fund has its own investment objective and policies. Shares of the Funds are not offered directly to the public, but are sold only in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively "variable insurance contracts") issued by life insurance companies ("Participating Insurance Companies"), as well as to certain qualified retirement plans.


BERGER IPT - 100 FUND

     The Berger IPT - 100 Fund's investment objective is long-term capital appreciation. The Berger IPT - 100 Fund seeks to achieve this objective by investing primarily in common stocks of established companies which the Fund believes offer favorable growth prospects. Current income is not an investment objective of the Berger IPT - 100 Fund, and any income produced will be a by-product of the efforts to achieve the Fund's objective.

BERGER IPT - GROWTH AND INCOME FUND

     The primary investment objective of the Berger IPT - Growth and Income Fund is capital appreciation. A secondary objective is to provide a moderate level of current income. The Fund seeks to achieve these objectives by investing primarily in common stocks and other securities, such as convertible securities or preferred stocks, which the Fund believes offer favorable growth prospects and are expected to also provide current income.

BERGER IPT - SMALL COMPANY GROWTH FUND

     The investment objective of the Berger IPT - Small Company Growth Fund is capital appreciation. The Fund seeks to achieve this objective by investing primarily in equity securities (including common and preferred stocks, convertible debt securities and other securities having equity features) of small growth companies with market capitalization of less than $1 billion at the time of initial purchase.


     This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus describing the Funds, dated May 1, 1996, as supplemented on October 30, 1996, which may be obtained by writing the Funds at P.O. Box 5005, Denver, Colorado 80217, calling 1-800-706-0539, or by contacting a Participating Insurance Company.



                              October 30, 1996

                                TABLE OF CONTENTS
                                        &
                          CROSS-REFERENCES TO PROSPECTUS

                                                     Cross-References to
                                                     Related Disclosures
      Table of Contents                                  in Prospectus
      -----------------                              -------------------

      Introduction                                        Section 2

 1.   Portfolio Policies of the Funds                     Section 2, 3, 4

 2.   Investment Restrictions                             Section 3

 3.   Management of the Funds                             Section 5

 4.   Investment Advisor                                  Section 5

 5.   Expenses of the Funds                               Section 6

 6.   Brokerage Policy                                    Section 6

 7.   How to Purchase and Redeem Shares in                Section 7
      the Funds

 8.   Suspension of Redemption Rights                     Section 7

 9.   How the Net Asset Value is                          Section 8
      Determined

10.   Income Dividends, Capital Gains                     Section 9
      Distributions and Tax Treatment

11.   Performance Information                             Section 11

12.   Additional Information                              Section 10

      Financial Statements

                                   INTRODUCTION

     The Berger IPT - 100 Fund, the Berger IPT - Growth and Income Fund and the Berger IPT - Small Company Growth Fund are diversified portfolios or series of the Berger Institutional Products Trust, a management investment company. The Berger IPT - 100 Fund's investment objective is long-term capital appreciation. The primary investment objective of the Berger IPT
- Growth and Income Fund is capital appreciation, and its secondary objective is to provide a moderate level of current income. The Berger IPT - Small Company Growth Fund's investment objective is capital appreciation.

1.   PORTFOLIO POLICIES OF THE FUNDS

     The Prospectus discusses the investment objective of each of the Funds and the policies to be employed to achieve that objective. This section contains supplemental information concerning the types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies that the Funds may utilize and certain risks attendant to those investments, policies and strategies.

     ILLIQUID AND RESTRICTED SECURITIES. Each of the Funds is authorized to invest in securities which are illiquid because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, they are not readily marketable. However, none of the Funds will purchase any such security, the purchase of which would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Pursuant to authority delegated from the trustees, the Funds' advisor will determine whether securities issued in offerings made pursuant to SEC Rule 144A under the Securities Act of 1933 should be treated as illiquid investments considering, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wanting to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer). Investments in illiquid securities involve certain risks to the extent that the Fund may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all.
In addition, in order to resell a restricted security, a Fund might have to incur the potentially substantial expense and delay associated with effecting registration.

     REPURCHASE AGREEMENTS. As discussed in the Prospectus, each Fund may invest in repurchase agreements with various financial organizations, including commercial banks, registered broker-dealers and registered government securities dealers. A repurchase agreement is an agreement under which a Fund acquires a debt security (generally a security issued or guaranteed by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value equal to or in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. In addition, the trustees will establish guidelines and standards for review by the investment advisor of the creditworthiness of any bank, broker or dealer party to a repurchase agreement with a Fund. None of the Funds will enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of the Fund's total assets would be invested in such repurchase agreements and other illiquid securities.

     The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed. Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While management of the Funds acknowledges these risks, it is expected that they can be controlled through careful monitoring procedures.

     WHEN-ISSUED AND DELAYED DELIVERED SECURITIES. Each Fund may purchase and sell securities on a when-issued or delayed delivery basis. However, none of the Funds currently intends to purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities (normally, equity obligations of issuers eligible for investment by a Fund) are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield on a comparable security available when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in a Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into, but in no event later than 90 days. However, no payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction.

     When a Fund purchases securities on a when-issued basis, it will maintain in a segregated account with its custodian cash, U.S. government securities or other high-grade debt obligations readily convertible into cash having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitments.

     LENDING OF SECURITIES. As discussed in the Prospectus, each Fund may lend its securities to qualified institutional investors who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities, or completing arbitrage operations. By lending its securities, a Fund will be attempting to generate income through the receipt of interest on the loan which, in turn, can be invested in additional securities to pursue the Fund's investment objective. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of a Fund. A Fund may lend its portfolio securities to qualified brokers, dealers, banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940, or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and (d) the Fund receive reasonable interest on the loan, which interest may include the Fund's investing cash collateral in interest bearing short-term investments, and (e) the Fund receive all dividends and distributions on the loaned securities and any increase in the market value of the loaned securities.

     A Fund bears a risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. None of the Funds will lend its portfolio securities if, as a result, the aggregate value of such loans would exceed 33-1/3% of the value of the Fund's total assets. Loan arrangements made by a Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's trustees.

     SHORT SALES. Each Fund currently only intends to engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box").

     In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If a Fund engages in a short sale, the collateral account will be maintained by the Fund's custodian. While the short sale is open, the Fund will maintain in a segregated custodial account an amount of securities convertible into or exchangeable for such equivalent securities at no additional cost. These securities would constitute the Fund's long position.

     A Fund may make a short sale, as described above, when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In such a case, any future losses in the Fund's long position should be reduced by a gain in the short position. The extent to which such gains or losses are reduced would depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales, but the Fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

     FINANCIAL FUTURES, FORWARDS AND OPTIONS. As described in the Prospectus, each Fund is authorized to make limited investment in certain types of futures, forwards and options, but only for the purpose of hedging, that is, protecting against market risk due to market movements that may adversely affect the value of a Fund's securities or the price of securities that a Fund is considering purchasing. The utilization of futures, forwards and options is also subject to policies and procedures which may be established by the trustees from time to time. A hedging transaction may partially protect a Fund from a decline in the value of a particular security or its portfolio generally, although the cost of the transaction will reduce the potential return on the security or the portfolio. Following is additional information concerning the futures, forwards and options in which the Funds may invest, provided that no more than 5% of the Fund's net assets at the time of purchase may be invested in initial margins for financial futures transactions and premiums for options. In addition, a Fund may only write call options that are covered and only up to 25% of the Fund's total assets. The following information should be read in conjunction with the information concerning the Funds' investment in futures, forwards and options and the risks of such investments contained in the Prospectus.

     FUTURES CONTRACTS. Financial futures contracts are contracts on financial instruments (such as securities and foreign currencies) and securities indices that obligate the long or short holder, if the contract is held to its specified delivery date, to take or make delivery of a specified quantity of the underlying financial instrument, or the cash value of a securities index. Although futures contracts by their terms call for the delivery or acquisition of the underlying instruments or a cash payment based on the value of the underlying instruments, in most cases the contractual obligation is offset before the delivery date by buying (in the case of an obligation to sell) or selling (in the case of an obligation to buy) an identical futures contract. Such a transaction cancels the original obligation to make or take delivery of the instruments.

     Each Fund may enter into contracts for the purchase or sale for future delivery of financial instruments, such as securities and foreign currencies, or contracts based on financial indices including indices of U.S. Government securities, foreign government securities or equity securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant (an "FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

     Both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when a futures contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or certain high-grade liquid assets. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to the other party to settle the change in value on a daily basis. Initial and variation margin payments are similar to good faith deposits or performance bonds or party-to-party payments resulting from daily changes in the value of the contract, unlike margin extended by a securities broker, and would be returned or credited to the Funds upon termination of the futures contract, assuming all contractual obligations have been satisfied. Unlike margin extended by a securities broker, initial and variation margin payments do not constitute purchasing securities on margin for purposes of each Fund's investment limitations. The Funds will incur brokerage fees when they buy or sell futures contracts.

     In the event of the bankruptcy of the FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. Each Fund will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business and by depositing margin payments in a segregated account with the Fund's custodian for the benefit of the FCM when practical or otherwise required by law.

     Each Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Accordingly, the Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's net assets.

     Although each Fund would hold cash and liquid assets in a segregated account with a value sufficient to cover the Fund's open futures obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the Fund's cash that may otherwise be invested would be held uninvested or invested in high-grade liquid assets so long as the futures position remains open, the Fund's return could be diminished due to the opportunity losses of foregoing other potential investments.

     The acquisition or sale of a futures contract may occur, for example, when a Fund is considering purchasing or holds equity securities and seeks to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, the Fund might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the Fund and thereby preventing the Fund's net asset value from declining as much as it otherwise would have. A Fund also could protect against potential price declines by selling portfolio securities and investing in money market instruments. However, the use of futures contracts as an investment technique allows the

Funds to maintain a defensive position without having to sell portfolio securities.

     Similarly, when prices of equity securities are expected to increase, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, a Fund could take advantage of the potential rise in the value of equity securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated and the Fund could buy equity securities on the cash market.

     To the extent a Fund enters into futures contracts for this purpose, the assets in the segregated asset account maintained to cover the Fund's obligations with respect to the futures contracts will consist of high-grade liquid assets from its portfolio in an amount equal to the difference between the amount of the Fund's obligation under the contract and the aggregate value of the initial and variation margin payments made by the Fund with respect to the futures contracts.

     The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the Funds still may not result in a successful use of futures.

     Futures contracts entail risks. Although each Fund believes that use of such contracts will benefit the Fund, if the Fund's investment judgment is incorrect, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in the Fund's portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in the Fund's futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, a buyer or seller of futures contracts could lose amounts substantially in excess of any initial margin deposits made, due to the potential for adverse price movements resulting in additional variation margin being required by such positions. However, each Fund intends to monitor its investments closely and will attempt to close its positions when the risk of loss to the Fund becomes unacceptably high.

     The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Fund will not match exactly the Fund's current or potential investments. A Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests -- for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities -- which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

     Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Fund's investments. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.

     Because futures contracts are generally settled within a day from the date they are closed out, compared with a longer settlement period for most types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time.

In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, a Fund's access to other assets held to cover its futures positions also could be impaired.

     OPTIONS ON FUTURES CONTRACTS. Each Fund may buy and write options on futures contracts for hedging purposes. An option on a futures contract gives the Funds the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, a Fund may buy a call option on a futures contract to hedge against a market advance, and a Fund might buy a put option on a futures contract to hedge against a market decline.

     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the call option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. If a call option a Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

     The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may buy a put option on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

     The amount of risk a Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. The Funds currently intend that the only forward contracts or commitments that they might enter into for hedging purposes are forward foreign currency exchange contracts, although the Funds may enter into additional forms of forward contracts or commitments in the future if they become available and advisable in light of the Funds' objectives and investment policies. Forward contracts generally are negotiated in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

     The following discussion summarizes the Funds' principal uses of forward foreign currency exchange contracts ("forward currency contracts"). A Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). A Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). A Fund also may hedge some or all of its investments denominated in foreign currency against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in futures contracts (or options on such futures) with respect to the currency. A Fund also may enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances a Fund may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio manager believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").

     These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on a Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting a Fund's currency exposure from one foreign currency to another limits that Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such Fund if its portfolio manager's projection of future exchange rates is inaccurate. Cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts. Also, with regard to a Fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Fund's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Fund's assets that are the subject of such cross-hedges are denominated.

     The Funds will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that a Fund is not able to cover its forward currency positions with underlying portfolio securities, the Funds' custodian will segregate cash or high-grade liquid assets having a value equal to the aggregate amount of such Fund's commitments under forward contracts entered into. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund must find alternative cover or segregate additional cash or high-grade liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of a Fund's commitments with respect to such contracts.

     While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Funds' ability to utilize forward contracts may be restricted. A Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets. In addition, when a Fund enters into a privately negotiated forward contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into. Unlike many exchange-traded futures contracts and options on futures, there are no daily price fluctuation limits with respect to forward contracts and other negotiated or over-the-counter instruments, and with respect to those contracts, adverse market movements could therefore continue to an unlimited extent over a period of time. However, each Fund intends to monitor its investments closely and will attempt to renegotiate or close its positions when the risk of loss to the Fund becomes unacceptably high.

     OPTIONS ON SECURITIES AND SECURITIES INDICES. A Fund may buy or sell put or call options and write covered call options on securities that are traded on United States or foreign securities exchanges or over-the-counter. Buying an option involves the risk that, during the option period, the price of the underlying security will not increase (in the case of a call) to above the exercise price, or will not decrease (in the case of a put) to below the exercise price, in which case the option will expire without being exercised and the holder would lose the amount of the premium. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by a Fund to the option holder at a lower price than its current market value and the Fund's potential for capital appreciation on the security would be limited to the exercise price. Moreover, when a Fund writes a call option on a securities index, the Fund bears the risk of loss resulting from imperfect correlation between movements in the price of the index and the price of the securities set aside to cover such position. Although they entitle the holder to buy equity securities, call options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

     A call option written by a Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if a Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash and high-grade liquid assets in a segregated account with its custodian.

     The writer of a call option may have no control when the underlying securities must be sold. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period.

     The writer of an exchange-traded call option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be cancelled by the clearing corporation. If a Fund desires to sell a particular security from the Fund's portfolio on which the Fund has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. An investor who is the holder of an exchange-traded option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

     A Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option; the Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

     An option position may be closed out only where there exists a secondary market for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that a Fund would have to exercise the options in order to realize any profit. If a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (i) there may be insufficient trading interest in certain options, (ii) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both, (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities, (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

     In addition, when a Fund enters into an over-the-counter option contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

     An option on a securities index is similar to an option on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

     A Fund may buy call options on securities or securities indices to hedge against an increase in the price of a security or securities that the Fund may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security or index rises sufficiently, the option may expire and become worthless to the Fund. A Fund may buy put options to hedge against a decline in the value of a security or its portfolio. The premium paid for the put option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security or index declines sufficiently, the option may expire and become worthless to the Fund.

     An example of a hedging transaction using an index option would be if a Fund were to purchase a put on a stock index, in order to protect the Fund against a decline in the value of all securities held by it to the extent that the stock index moves in a similar pattern to the prices of the securities held. While the correlation between stock indices and price movements of the stocks in which the Funds will generally invest may be imperfect, the Funds expect, nonetheless, that the use of put options that relate to such indices will, in certain circumstances, protect against declines in values of specific portfolio securities or a Fund's portfolio generally. Although the purchase of a put option may partially protect a Fund from a decline in the value of a particular security or its portfolio generally, the cost of a put will reduce the potential return on the security or the portfolio.

     PORTFOLIO TURNOVER. In pursuit of each Fund's investment objective, management continuously reviews its investments and makes portfolio changes whenever changes in the market, industry trends or the outlook for the growth of any portfolio security indicate to management that the objective could be better achieved by investment in another security, regardless of portfolio turnover. In addition, portfolio turnover may increase as a result of large amounts of purchases and redemptions of shares of a Fund due to economic, market or other factors that are not within the control of management. The annual portfolio turnover rates of the Funds may at times exceed 100%. A 100% annual turnover rate results, for example, if the equivalent of all of the securities in a Fund's portfolio are replaced in a period of one year. An annual turnover rate of 100% or more would be higher than that of most other mutual funds.

     Increased portfolio turnover would necessarily result in correspondingly higher brokerage costs for the Funds. The existence of a high portfolio turnover rate has no direct relationship to the tax liability of a Fund, although sales of certain stocks will lead to realization of gains, and, possibly, increased taxable distributions. The Funds' brokerage policy is discussed further under Section 6 Brokerage Policy, and additional information concerning income taxes is located under Section 10 Income Dividends, Capital Gains Distributions and Tax Treatment.

2.   INVESTMENT RESTRICTIONS

     Each Fund has adopted certain fundamental restrictions on its investments and other activities, and none of these restrictions may be changed without the approval of (i) 67% or more of the voting securities of the Fund present at a meeting of shareholders thereof if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund.

BERGER IPT - 100 FUND AND BERGER IPT - GROWTH AND INCOME FUND

     The following fundamental restrictions apply to each of the Berger IPT - 100 Fund and the Berger IPT - Growth and Income Fund. A Fund may not:

     1. Purchase the securities of any one issuer (except U.S. Government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or (b) the Fund owns more than 10% of the outstanding voting securities or of any class of securities of such issuer.

     2. Purchase securities of any company with a record of less than three years' continuous operation (including that of predecessors) if such purchase would cause the Fund's investments in all such companies taken at cost to exceed 5% of the value of the Fund's total assets.

     3. Invest in any one industry more than 25% of the value of its total assets at the time of such investment.

     4. Make loans, except that the Fund may enter into repurchase agreements and may lend portfolio securities in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

     5. Borrow in excess of 5% of the value of its total assets, or pledge, mortgage, or hypothecate its assets taken at market value to an extent greater than 10% of the Fund's total assets taken at cost (and no borrowing may be undertaken except from banks as a temporary measure for extraordinary or emergency purposes). This limitation shall not prohibit or restrict short sales or deposits of assets to margin or guarantee positions in futures, options or forward contracts, or the segregation of assets in connection with any of such transactions.

     6. Purchase or retain the securities of any issuer if those officers and trustees of the Fund or its investment advisor owning individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer.

     7. Purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

     8. Act as a securities underwriter (except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security) or invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except, only for the purpose of hedging, (i) financial futures transactions, including futures contracts on securities, securities indices and foreign currencies, and options on any such futures, (ii) forward foreign currency exchange contracts and other forward commitments and (iii) securities index put or call options.

     9. Participate on a joint or joint and several basis in any securities trading account.

     10. Invest in companies for the purposes of exercising control of management.

     In applying the industry concentration investment restriction (no. 3 above), the Funds use the industry groups used in the Data Monitor Portfolio Monitoring System of William O'Neil & Co. Incorporated. Further, in implementing that restriction, each Fund intends not to invest in any one industry 25% or more of the value of its total assets at the time of such investment.

     The trustees have adopted additional non-fundamental investment restrictions for each of the Berger IPT - 100 Fund and the Berger IPT - Growth and Income Fund. These limitations may be changed by the trustees without a shareholder vote. The non-fundamental investment restrictions include the following:

     1. Only for the purpose of hedging, the Fund may purchase and sell financial futures, forward foreign currency exchange contracts and put and call options, but no more than 5% of the Fund's total net assets at the time of purchase may be invested in initial margins for financial futures transactions and premiums for options. The Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

     2. The Fund may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities.

     3. The Fund may not purchase or sell any interest in an oil, gas or mineral development or exploration program, including investments in oil, gas or other mineral leases, rights or royalty contracts (except that the Fund may invest in the securities of issuers engaged in the foregoing activities).

     4. The Fund may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund, taken at market value at the time of purchase would be invested in such securities.

     5. The Fund may not purchase securities on margin from a broker or dealer, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities, except that the Fund may make short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box"). This limitation shall not prohibit or restrict the Fund from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.


     6. The Fund's investments in warrants valued at the lower of cost or market, may not exceed 5% of the value of the Fund's net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on the New York Stock Exchange or American Stock Exchange. Warrants acquired by the Fund in units or attached to securities are not subject to these limits.

BERGER IPT - SMALL COMPANY GROWTH FUND

     The following fundamental restrictions apply to the Berger IPT - Small Company Growth Fund. The Fund may not:

     1. With respect to 75% of the Fund's total assets, purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or (b) the Fund owns more than 10% of the outstanding voting securities of such issuer.

     2. Invest in any one industry (other than U.S. government securities) more than 25% of the value of its total assets at the time of such investment.

     3. Borrow money, except from banks for temporary or emergency purposes in amounts not to exceed 25% of the Fund's total assets (including the amount borrowed) taken at market value, nor pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness and then only if such pledging, mortgaging or hypothecating does not exceed 25% of the Fund's total assets taken at market value. When borrowings exceed 5% of the Fund's total assets, the Fund will not purchase portfolio securities.

     4. Act as a securities underwriter (except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security), issue senior securities (except to the extent permitted under the Investment Company Act of 1940), invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except financial futures transactions, futures contracts on securities and securities indices and options on such futures, forward foreign currency exchange contracts, forward commitments or securities index put or call options.

     5. Make loans, except that the Fund may enter into repurchase agreements and may lend portfolio securities in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

     In applying the industry concentration investment restriction (no. 2 above), the Fund uses the industry groups used in the Data Monitor Portfolio Monitoring System of William O'Neil & Co. Incorporated. Further, in implementing that restriction, the Fund intends not to invest in any one industry 25% or more of the value of its total assets at the time of such investment.

     The trustees have adopted additional non-fundamental investment restrictions for the Fund. These limitations may be changed by the trustees without a shareholder vote. The non-fundamental investment restrictions include the following:

     1. The Fund may not purchase securities of any company which, including its predecessors and parents, has a record of less than three years' continuous operation, if such purchase would cause the Fund's investments in all such companies taken at cost to exceed 10% of the value of the Fund's total assets.

     2. The Fund may not purchase securities on margin from a broker or dealer, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities, except that the Fund may make short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box"). This limitation shall not prohibit or restrict the Fund from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

     3. The Fund may not purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

     4. The Fund may not invest in companies for the purposes of exercising control of management.

     5. The Fund may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund, taken at market value at the time of purchase would be invested in such securities.

     6. Only for the purpose of hedging, the Fund may purchase and sell financial futures, forward foreign currency exchange contracts and put and call options, but no more than 5% of the Fund's total net assets at the time of purchase may be invested in initial margins for financial futures transactions and premiums for options. The Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

     7. The Fund may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities.

     8. The Fund may not purchase or sell any interest in an oil, gas or mineral development or exploration program, including investments in oil, gas or other mineral leases, rights or royalty contracts (except that the Fund may invest in the securities of issuers engaged in the foregoing activities).

     9. The Fund's investments in warrants valued at the lower of cost or market may not exceed 5% of the value of the Fund's net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on the New York Stock Exchange or American Stock Exchange. Warrants acquired by the Fund in units or attached to securities are not subject to these limits.


3.   MANAGEMENT OF THE FUNDS

     The same trustees and most of the same executive officers serve each of the Funds. They are listed below, together with information which includes their principal occupations during the past five years and other principal business affiliations.


* GERARD M. LAVIN, 210 University Boulevard, Suite 900, Denver, CO 80206, age 53. President and a Trustee of Berger Institutional Products Trust since its inception in October 1995. President and a director since April 1995 of Berger Associates. A Vice President of DST Systems, Inc. (data processing) since July 1995. Director of First of Michigan Capital Corp. (holding company) and First of Michigan Corp. (broker-dealer) since March 1995. Formerly President and Chief Executive Officer of Investors Fiduciary Trust Company (banking) from February 1992 to March 1995 and Chief Operating Officer of SunAmerica Asset Management Co. (money management) from January 1990 to February 1992.


* RODNEY L. LINAFELTER, 210 University Boulevard, Suite 900, Denver, CO 80206, age 36. President and Portfolio Manager of Berger IPT - 100 Fund and Berger IPT - Growth and Income Fund and a Trustee of Berger Institutional Products Trust since its inception in October 1995. President since November 1994 (formerly, Vice President from October 1990 to November 1994), a Portfolio Manager since October 1990 and a Director since October 1994 of Berger 100 Fund and Berger Growth and Income Fund. President and a Trustee of Berger Investment Portfolio Trust since its inception in August 1993. Vice President (since December 1990) and Chief Investment Officer (since October 1994), Director (since January 1992) and, formerly, Portfolio Manager (January 1990 to December 1990), with Berger Associates. Formerly (April 1986 to December 1989), Financial Consultant (registered representative) with Merrill Lynch, Pierce, Fenner & Smith, Inc.

* WILLIAM R. KEITHLER, 210 University Boulevard, Suite 900, Denver,
    CO  80206, age 43.  President and Portfolio Manager of the Berger IPT
    - Small Company Growth Fund since its inception in October 1995. President since November 1994 (formerly, Vice President from December 1993 to November 1994) and Portfolio Manager since its inception in December 1993 of the Berger Small Company Growth Fund. President and Portfolio Manager of the Berger New Generation Fund since its inception in December 1995. Since December 1993, Vice President-Investment Management of Berger Associates. Formerly, Senior Vice President (January 1993 to December 1993), Vice President (January 1991 to January 1993) and Portfolio Manager (January 1988 to January 1991) of INVESCO Trust Company (investment management).

  DENNIS E. BALDWIN, 3481 South Race Street, Englewood, CO  80110, age
    67. President, Baldwin Financial Counseling. Formerly (1978-1990), Vice President and Denver Office Manager of Merrill Lynch Capital Markets. Trustee of Berger Institutional Products Trust and Berger Investment Portfolio Trust. Director of Berger 100 Fund and Berger Growth and Income Fund.

* WILLIAM M. B. BERGER, 210 University Boulevard, Suite 900, Denver, CO 80206, age 70. Trustee of Berger Institutional Products Trust since its inception in October 1995. Director and, formerly, President (1974-1994) of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust since its inception in August 1993 (Chairman of the Trustees through November 1994). Chairman (since 1994) and a Director (since 1973) and, formerly, President (1973-1994) of Berger Associates. From 1960 to 1973, principal shareholder and executive officer of predecessor investment advisory firms which served as investment advisors to mutual funds and other investors, and from 1950 to 1960, investment officer in the trust department of The Colorado National Bank of Denver in charge of common stock investments.

  LOUIS R. BINDNER, 1075 South Fox, Denver, CO  80223, age 70.
    President, Climate Engineering, Inc. (building environmental systems). Trustee of Berger Institutional Products Trust and Berger Investment Portfolio Trust. Director of Berger 100 Fund and Berger Growth and Income Fund.

  KATHERINE A. CATTANACH, 384 South Ogden, Denver, CO 80209, age 50.
    Managing Principal, Sovereign Financial Services, L.L.C. (investment consulting firm). Formerly (1981-1988), Executive Vice President,
    Captiva Corporation, Denver, Colorado (private investment management firm). Ph.D. in Finance (Arizona State University); Chartered Financial Analyst (CFA). Trustee of Berger Institutional Products Trust and Berger Investment Portfolio Trust. Director of Berger 100 Fund and Berger Growth and Income Fund.

  LUCY BLACK CREIGHTON, 1917 Leyden Street, Denver, CO 80220, age 68.
    Associate, University College, University of Denver. Formerly, President of the Colorado State Board of Land Commissioners
    (1989-1995), and Vice President and Economist (1983-1988) and
    Consulting Economist (1989) for First Interstate Bank of Denver.
    Ph.D. in Economics (Harvard University).  Trustee of Berger
    Institutional Products Trust
    and Berger Investment Portfolio Trust. Director of Berger 100 Fund and Berger Growth and Income Fund.

  PAUL R. KNAPP, 33 North LaSalle Street, Suite 1920, Chicago, IL 60602, age 50. Since 1991, Director, Chairman, President and Chief Executive Officer of Catalyst Institute (international public policy research organization focused primarily on financial markets and institutions) and Catalyst Consulting (international financial institutions business consulting firm). Formerly (1988-1991), Director, President and Chief Executive Officer of Kessler Asher Group (brokerage, clearing and trading firm). Trustee of Berger Institutional Products Trust and Berger Investment Portfolio Trust. Director of Berger 100 Fund and Berger Growth and Income Fund.

  HARRY T. LEWIS, JR., 370 17th Street, Suite 3560, Denver, CO 80202, age 62. Self-employed as a private investor. Formerly (1981-1988), Senior Vice President, Rocky Mountain Region, of Dain Bosworth Incorporated and member of that firm's Management Committee. Trustee of Berger Institutional Products Trust and Berger Investment Portfolio Trust. Director of Berger 100 Fund and Berger Growth and Income Fund.


  MICHAEL OWEN, 412 Reid Hall, Montana State University, Bozeman, MT
    59717, age 58. Since 1994, Dean, and from 1989 to 1994, a member of the Finance faculty, of the College of Business, Montana State University. Self-employed as a financial and management consultant, and in real estate development. Formerly (1976-1989), Chairman and Chief Executive Officer of Royal Gold, Inc. (mining). Chairman of the Trustees of Berger Institutional Products Trust and Berger Investment Portfolio Trust. Chairman of the Board of Berger 100 Fund and Berger Growth and Income Fund.


  WILLIAM SINCLAIRE, 3049 S. Perry Park Road, Sedalia, CO  80135, age
    67. President, Sinclaire Cattle Co., and private investor. Trustee of Berger Institutional Products Trust and Berger Investment
    Portfolio Trust. Director of Berger 100 Fund and Berger Growth and Income Fund.

* KEVIN R. FAY, 210 University Boulevard, Suite 900, Denver, CO 80206, age 40. Vice President, Secretary and Treasurer of Berger Institutional Products Trust since its inception in October 1995, of Berger 100 Fund and Berger Growth and Income Fund since October 1991 and of Berger Investment Portfolio Trust since its inception in August 1993. Also, Vice President-Finance and Administration, Secretary and Treasurer of Berger Associates since September 1991. Formerly, Financial Consultant (registered representative) with Neidiger Tucker Bruner, Inc. (broker-dealer) (October 1989 to September 1991)and Financial Consultant with Merrill Lynch, Pierce, Fenner & Smith, Inc. (October 1985 to October 1989).

________________

* Interested person (as defined in the Investment Company Act of 1940) of each Fund and of Berger Associates.

TRUSTEE COMPENSATION

          The officers of the Funds receive no compensation from the Funds. However, trustees of the Funds who are not interested persons of Berger Associates are compensated for their services according to a fee schedule, allocated among the Funds, which includes an annual fee component and a per meeting fee component. Neither the officers of the Funds nor the trustees receive any form of pension or retirement benefit compensation from the Funds.

          Set forth below is information regarding compensation paid or accrued during the twelve-month period ended September 30, 1995, for each trustee of the Trust, for their service as a director or trustee of the Berger retail funds. Since the Berger Institutional Products Trust (currently consisting of three Funds) has only been recently organized, the trustees did not receive any compensation from the Trust during the twelve months ended September 30, 1995. The Trust, unlike the Berger retail funds, has a fiscal year ending on December 31.


     NAME AND POSITION WITH
          BERGER FUNDS                AGGREGATE COMPENSATION FROM
     ----------------------        --------------------------------
                                      BERGER
                                   INSTITUTIONAL            BERGER
                                     PRODUCTS               RETAIL
                                     TRUST(1)              FUNDS(2)
                                   -------------          ---------
Dennis E. Baldwin(3)                   $-0-                $46,617
William M.B. Berger(3),(4)              -0-                  -0-
Louis R. Bindner(3)                     -0-                 39,687
Katherine A. Cattanach(3)               -0-                 45,000
Lucy Black Creighton(3)                 -0-                 38,132
Paul R. Knapp(3)                        -0-                 50,976
Gerard M. Lavin(4),(5)                  -0-                  -0-
Harry T. Lewis(3)                       -0-                 43,500
Rodney L. Linafelter(3),(4),(6)         -0-                  -0-
Michael Owen(3)                         -0-                 57,544
William Sinclaire(3)                    -0-                 38,247

(1) The trustees are not expected to receive any compensation from the Trust for the period from the Trust's inception through the end of the Trust's first fiscal year on December 31, 1995. Berger Associates will pay organizational costs of the Trust, including trustee fees in connection with the Trust's organizational meetings.

(2) The fees from the Berger retail funds are for their last fiscal year, which ended September 30, 1995.

(3) Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust and Berger Institutional Products Trust.

(4)  Interested person of Berger Associates.

(5)  President and a trustee of Berger Institutional Products Trust.

(6) President of Berger 100 Fund, Berger Growth and Income Fund, Berger Investment Portfolio Trust, Berger IPT - 100 Fund and Berger IPT - Growth and Income Fund.

     Trustees may elect to defer receipt of all or a portion of their fees pursuant to a fee deferral plan adopted by the Berger Institutional Products Trust. Under the plan, deferred fees are credited to an account and adjusted thereafter to reflect the investment experience of whichever of the Berger Funds (or approved money market funds) is designated by the trustees for this purpose. Pursuant to an SEC exemptive order, the Trust is permitted to purchase shares of the designated funds in order to offset its obligation to the trustees participating in the plan. Purchases made pursuant to the plan are excepted from any otherwise applicable investment restriction limiting the purchase of securities of any other investment company. The Trust's obligation to make payments of deferred fees under the plan is a general obligation of the Trust.

     As of the date of this Statement of Additional Information, the officers and trustees of the Trust as a group did not own of record or beneficially any shares of any of the Funds of the Berger Institutional Products Trust.

4.   INVESTMENT ADVISOR

     Berger Associates is the investment advisor to each Fund. Gerard M. Lavin, President and a director of Berger Associates, is also President and a trustee of the Trust. Rodney L. Linafelter, Vice President and Chief Investment Officer and a director of Berger Associates, is also a trustee of the Trust and President and portfolio manager of the Berger IPT - 100 Fund and the Berger
IPT - Growth and Income Fund. Mr. Linafelter also serves as President, portfolio manager and a director of both the Berger 100 Fund and the Berger Growth and Income Fund, and President and a trustee of the Berger Investment Portfolio Trust. William R. Keithler, Vice President-Investment Management of Berger Associates, is President and portfolio manager of the Berger IPT - Small Company Growth Fund. Mr. Keithler also serves as President and portfolio manager of the Berger Small Company Growth Fund, the retail fund that parallels the Berger IPT - Small Company Growth Fund, and the Berger New Generation Fund, another retail Berger Fund. Kevin R.

Fay, Vice President-Finance and Administration, Secretary and Treasurer of Berger Associates, also serves as Vice President, Secretary and Treasurer of all the Berger Funds.

     Berger Associates serves as investment advisor to other mutual funds, pension and profit-sharing plans, and other institutional and private investors. At times, Berger Associates may recommend purchases and sales of the same investment securities for a Fund, other Berger Funds, and for one or more other investment accounts. In such cases, it will be the practice of Berger Associates to allocate the purchase and sale transactions among the participating Berger Funds and the accounts in such manner as it deems equitable. In making such allocation, the main factors to be considered are the respective investment objectives of the Berger Funds and the accounts, the relative size of portfolio holdings of the same or comparable securities, the current availability of cash for investment by each of the Berger Funds and each account, the size of investment commitments generally held by each Berger Fund and each account, and the opinions of the persons responsible for recommending investments to the Berger Funds and the accounts.

     The officers of Berger Associates are Gerard M. Lavin, President; Rodney L. Linafelter, Vice President and Chief Investment Officer; William R. Keithler, Vice President-Investment Management; Craig D. Cloyed, Vice President and Chief Marketing Officer; and Kevin R. Fay, Vice President-Finance and Administration, Secretary and Treasurer. The directors of Berger Associates are Mr. Lavin, Mr. Linafelter and William M.B. Berger (all of whom also serve as trustees of the Trust) and Landon H. Rowland, 114 West 11th Street, Kansas City, MO 64105.

     Berger Associates permits its directors, officers and employees to purchase and sell securities for their own accounts in accordance with a Berger Associates policy regarding personal investing. The policy requires all directors, officers and employees of Berger Associates to conduct their personal securities transactions in a manner which does not operate adversely to the interests of the Funds or Berger Associates' other advisory clients. Directors and officers of Berger Associates (including those who also serve as directors or trustees of the Berger Funds), investment personnel and other designated persons deemed to have access to current trading information ("access persons") are required to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for authority to trade will be denied pre-clearance when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or currently being effected on behalf of any client account, including the Funds.

     In addition to the pre-clearance requirements described above, the policy subjects directors and officers of Berger Associates (including those who also serve as directors or trustees of the Berger Funds), investment personnel and other access persons to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with Berger Associates' policy.
Those persons also may be required under certain circumstances to forfeit their profits made from personal trading. The policy is administered by Berger Associates and the provisions of the policy are subject to interpretation by and exceptions authorized by its board of directors.

     Each Fund's current Investment Advisory Agreement with Berger Associates came into effect on or shortly before May 1, 1996, and will continue in effect until the last day of April, 1997, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees who are not "interested persons" (as that term is defined in the 1940 Act) of the Fund or Berger Associates. Each Agreement is subject to termination by the Fund or Berger Associates on 60 days' written notice, and terminates automatically in the event of its assignment.

     From time to time, Berger Associates may compensate Participating Insurance Companies or their affiliates whose customers hold shares of the Funds for providing a variety of administrative services (such as recordkeeping and accounting) and investor support services (such as responding to inquiries and preparing mailings to shareholders). This compensation, which may be paid as a per account fee or as a percentage of the average daily net assets invested in the Funds by the compensated Participating Insurance Company, depending on the nature, extent and quality of the services provided, will be paid from Berger Associates' own resources and not from the assets of the Funds.

     Kansas City Southern Industries, Inc. ("KCSI") owns approximately 80% of the outstanding shares of Berger Associates. KCSI is a publicly traded holding company whose primary subsidiaries are engaged in transportation services and financial asset management. KCSI also owns approximately 41% of the outstanding shares of DST Systems, Inc. ("DST"), a publicly traded information and transaction processing company which also acts as the Funds' sub-transfer agent.

5.   EXPENSES OF THE FUNDS

     Under their Investment Advisory Agreements, the Berger IPT - 100 Fund and the Berger IPT - Growth and Income Fund have each agreed to compensate Berger Associates for its investment advisory services to the Fund by the payment of a fee at the annual rate of .75 of 1% (0.75%) of the average daily net assets of the Fund. The fee is accrued daily and payable monthly. This fee may be higher than that paid by most other mutual funds.

     Under the Investment Advisory Agreement for the Berger IPT - Small Company Growth Fund, Berger Associates is compensated for its investment advisory services to the Fund by the payment of a fee at the annual rate of .9 of 1% (0.90%) of the average daily net assets of the Berger IPT - Small Company Growth Fund. The fee is accrued daily and payable monthly. This fee is higher than that paid by most other mutual funds.

     Each Fund pays all of its expenses not assumed by Berger Associates, including, but not limited to, investment advisor fees, custodian and transfer agent fees, legal and accounting expenses, administrative and record keeping expenses, interest charges, federal and state taxes, costs of share certificates, expenses of shareholders' meetings, compensation of trustees who are not interested persons of Berger Associates, expenses of printing and distributing reports to shareholders and federal and state administrative agencies, and all expenses incurred in connection with the execution of its portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities, which are considered a cost of securities of each Fund. Each Fund also pays all expenses incurred in complying with all federal and state laws and the laws of any foreign country applicable to the issue, offer or sale of shares of the Fund, including, but not limited to, all costs involved in preparing and printing prospectuses of the Fund.

     Each of the Funds has appointed Investors Fiduciary Trust Company ("IFTC") as its recordkeeping and pricing agent. In addition, IFTC also serves as the Funds' custodian, transfer agent and dividend disbursing agent. IFTC has engaged DST as sub-agent to provide transfer agency and dividend disbursing services for the Funds. As noted in the previous section, approximately 41% of the outstanding shares of DST are owned by KCSI. The addresses and telephone numbers for DST set forth in the Prospectus and this Statement of Additional Information should be used for correspondence with the transfer agent.

     As recordkeeping and pricing agent, IFTC calculates the daily net asset value of each of the Funds and performs certain accounting and recordkeeping functions required by the Funds. Each Fund pays IFTC a monthly base fee of $500, plus an asset-based fee at an annual rate of $.10 per $1,000 of the Fund's assets (minimum monthly asset fee of $750 per Fund), plus an additional $.10 per $1,000 of the Fund's assets invested in foreign securities. IFTC is also reimbursed for certain out-of-pocket expenses.

     IFTC, as custodian, and its subcustodians have custody and provide for the safekeeping of the Funds' securities and cash, and receive and remit the income thereon as directed by the management of the Funds. The custodian and subcustodians do not perform any managerial or policy-making functions for the Funds. For its services as custodian, IFTC receives a fee, payable monthly, at an annual rate ranging from $.05 to $.10 per $1,000 of assets under custody invested in domestic securities, based on the assets of all funds in the Berger Funds complex, and $.50 to $4.50 per $1,000 of Fund assets under custody invested in foreign securities. IFTC also receives certain transaction fees and is reimbursed for out-of-pocket expenses.

     As transfer agent and dividend disbursing agent, IFTC (through DST, as sub-agent) maintains all shareholder accounts of record; assists in mailing all reports, proxies and other information to the Funds' shareholders; calculates the amount of, and delivers to the Funds' shareholders, proceeds representing all dividends and distributions; and performs other related services. For these services, IFTC receives a base fee of $600 per month and an annual fee of $15.05 per open Fund shareholder account, subject to scheduled increases, plus certain transaction fees and fees for closed accounts, and is reimbursed for out-of-pocket expenses, which fees in turn are passed through to DST as sub-agent. All of IFTC's fees are subject to reduction pursuant to an agreed formula for certain earnings credits on the cash balances of the Funds maintained by IFTC as custodian.

     The trustees of each of the Funds have authorized Berger Associates to place portfolio transactions on an agency basis through DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. When transactions for a Fund are effected through DSTS, the portion of the commissions received by it is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commissions is retained by DSTS.

     In addition, under a separate Administrative Services Agreement with each Fund, Berger Associates performs certain administrative and recordkeeping services not otherwise performed by IFTC, including the preparation of financial statements and reports to be filed with regulatory authorities. Each Fund pays Berger Associates a fee at the annual rate of one-hundredth of one percent (0.01%) of its average daily net assets for such services. These fees are in addition to the fees paid under the Investment Advisory Agreement. The administrative services fees may be changed by the trustees without shareholder approval.

     Berger Associates has agreed to waive its advisory fee to the extent that normal operating expenses in any fiscal year, including the management fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, of each of the Berger IPT - 100 Fund and the Berger IPT - Growth and Income Fund exceed 1.00%, and the normal operating expenses in any fiscal year of the Berger IPT - Small Company Growth Fund exceed 1.15%, of the respective Fund's average daily net assets.

6.   BROKERAGE POLICY

     Although each Fund retains full control over its own investment policies, under the terms of its Investment Advisory Agreement, Berger Associates is directed to place the portfolio transactions of the Fund. Berger Associates is required to report on the placement of brokerage business to the trustees of each Fund every quarter, indicating the brokers with whom Fund portfolio business was placed and the basis for such placement.

     The Investment Advisory Agreement that each Fund has with Berger Associates authorizes and directs Berger Associates to place portfolio transactions for the Fund only with brokers and dealers who render satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates. However, each Agreement specifically authorizes Berger Associates to place such transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Berger Associates determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or the overall responsibilities of Berger Associates.

     In accordance with this provision of the Agreement, Berger Associates places portfolio brokerage business of each Fund with brokers who provide useful research services to Berger Associates. Such research services typically consist of studies made by investment analysts or economists relating either to the past record of and future outlook for companies and the industries in which they operate, or to national and worldwide economic conditions, monetary conditions and trends in investors' sentiment, and the relationship of these factors to the securities market. In addition, such analysts may be available for regular consultation so that Berger Associates may be apprised of current developments in the above-mentioned factors.

     The research services received from brokers are often helpful to Berger Associates in performing its investment advisory responsibilities to the Funds, but they are not essential, and the availability of such services from brokers does not reduce the responsibility of Berger Associates' advisory personnel to analyze and evaluate the securities in which the Funds invest. The research services obtained as a result of the Funds' brokerage business also will be useful to Berger Associates in making investment decisions for its other advisory accounts, and, conversely, information obtained by reason of placement of brokerage business of such other accounts may be used by Berger Associates in rendering investment advice to the Funds. Although such research services may be deemed to be of value to Berger Associates, they are not expected to decrease the expenses that Berger Associates would otherwise incur in performing its investment advisory services for the Funds nor will the advisory fees that are received by Berger Associates from the Funds be reduced as a result of the availability of such research services from brokers.

     The trustees of each of the Funds have authorized Berger Associates to place portfolio transactions on an agency basis through DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. When transactions for a Fund are effected through DSTS, the portion of the commissions received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commissions is retained by DSTS.

     The trustees of each Fund have authorized Berger Associates to consider sales by a broker-dealer of variable insurance contracts that permit allocation of contract values to one or more of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds. In placing portfolio business with such broker-dealers, Berger Associates will seek the best execution of each transaction, and all such brokerage placement must be consistent with the Rules of Fair Practice of the NASD.

     Although investment decisions for each of the Funds are made independently from those for other investment advisory clients of Berger Associates, the same investment decision may be made for both a Fund and one or more other advisory clients, including other mutual funds advised by Berger Associates. If any of the Funds and other clients of Berger Associates should purchase or sell the same class of securities on the same day, the orders for such transactions may be combined in order to seek the best combination of net price and execution for each. In such event, the amount and net price of the transactions would be allocated in a manner considered equitable to the Fund and each such other client.

7.   HOW TO PURCHASE AND REDEEM SHARES IN THE FUNDS

     Shares of the Funds are sold by the Funds on a continuous basis to separate accounts of Participating Insurance Companies or to qualified plans. Investors may not purchase or redeem shares of the Funds directly, but only through variable insurance contracts offered through the separate accounts of Participating Insurance Companies or through qualified retirement plans. You should refer to the applicable Separate Account Prospectus or your plan documents for information on how to purchase or surrender a contract, make partial withdrawals of contract values, allocate contract values to one or more of the Funds, change existing allocation among investment alternatives, including the Funds, or select specific Funds as investment options for a qualified plan. No sales charge is imposed upon the purchase or redemption of shares of the Funds. Sales charges for the variable insurance contracts or qualified plans are described in the relevant Separate Account Prospectuses or plan documents.

     Fund shares are purchased or redeemed at the net asset value per share next computed after receipt of a purchase or redemption order by a Fund, its agent or its delegatee. Payment for redeemed shares generally will be made within three business days following the date of the request for redemption. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the New York Stock Exchange, an emergency as defined by the Securities and Exchange Commission exists, or as permitted by the Securities and Exchange Commission.

8.   SUSPENSION OF REDEMPTION RIGHTS

     The right of redemption may be suspended for any period during which the New York Stock Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted, or when there is an emergency as determined by the Securities and Exchange Commission as a result of which it is not reasonably practicable for a Fund to dispose of securities owned by it or to determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of shareholders of a Fund.

     Each Fund intends to redeem its shares only for cash, although it retains the right to redeem its shares in kind under unusual circumstances, in order to protect the interests of the remaining shareholders, by the delivery of securities selected from its assets at its discretion. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemption in kind will be the same as the method of valuing portfolio securities described below.

9.   HOW THE NET ASSET VALUE IS DETERMINED

     The net asset value of each Fund is determined once daily, at the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., New York time, Monday through Friday) each day that the NYSE is open. The NYSE is closed and the net asset value of the Funds is not determined on weekends and on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day each year. The per share net asset value of each Fund is determined by dividing the total value of its securities and other assets, less liabilities, by the total number of shares outstanding.

     In determining net asset value, securities listed or traded primarily on national exchanges, The Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect shortly before the close of the NYSE. The market value of individual securities held by each Fund will be determined by using prices provided by pricing services which provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value.
Securities and assets for which quotations are not readily available are valued at fair values determined in good faith pursuant to consistently applied procedures established by the trustees.

10.  INCOME DIVIDENDS, CAPITAL GAINS
     DISTRIBUTIONS AND TAX TREATMENT

     Each of the Funds intends to qualify to be treated as a separate regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If they so qualify and meet certain minimum distribution requirements, the Funds will not be liable for Federal income tax on the amount of their earnings that are distributed. If a Fund distributes annually less than 98% of its income and gain, it will be subject to a non-deductible 4% excise tax. In addition, each Fund intends to qualify under the diversification requirements of Code Section 817(h) relating to insurance company separate accounts. By meeting these and other requirements, the Participating Insurance Companies, rather than the owners of the variable insurance contracts, should be subject to tax on distributions received with respect to Fund shares. The tax treatment of distributions made to a Participating Insurance Company will depend on the Participating Insurance Company's tax status. Participating Insurance Companies should consult their own tax advisors concerning whether such distributions are subject to federal income tax if retained as part of contract reserves. For further information concerning federal income tax consequences for the owners of variable insurance contracts and qualified plan participants, consult the appropriate Separate Account Prospectus or plan documents.

     All dividends or capital gains distributions paid by a Fund will be automatically reinvested in shares of that Fund at the net asset value on the ex-dividend date, unless an election is made on behalf of a separate account or qualified plan to receive distributions in cash.

     Dividends and interest received by the Funds on foreign securities may give rise to withholding and other taxes imposed by foreign countries. It is expected that foreign taxes paid by the Funds will be treated as expenses of the Funds. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

11.  PERFORMANCE INFORMATION

     The Prospectus contains a brief description of how total return is calculated.

     Quotations of average annual total return for the Funds will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (or the life of the Fund, if shorter). These are the rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula: P(1 + T) to the nth power = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

     In conjunction with performance reports, comparative data between a Fund's performance for a given period and other types of investment vehicles may be provided. A Fund's performance is based upon amounts available for investment under variable insurance contracts of Participating Insurance Companies or available for allocation to a qualified plan account, rather than upon premiums paid or contributions by contract owners or plan participants. Consequently the Fund's total return data does not reflect the impact of sales loads (whether front-load or deferred) or other contract or plan charges deducted from premiums or from the assets of the separate accounts or qualified plans that invest in the Fund. Such sales loads and charges may be substantial and may vary widely among Participating Insurance Companies and qualified plans. Accordingly, the total return data for the Funds is most useful for comparison with comparable data for other investment options under the same variable insurance contract or qualified plan.

     Comparisons of the Funds' total returns to those of other investment vehicles are useful in evaluating the historical portfolio management performance of the Funds' investment advisor. However, such comparisons should not be mistaken for comparisons of the returns from the purchase of a variable insurance contract of a Participating Insurance Company, or investment in a qualified plan, to the purchase of another investment vehicle. The Funds' total return data should be reviewed along with comparable total return data for an associated separate account or in conjunction with data (such as the data contained in personalized, hypothetical illustrations of variable life insurance contracts) that would permit evaluation of the magnitude of charges and expenses attributable to the contract or plan that are not reflected in the Fund's total return data.

12.  ADDITIONAL INFORMATION

     The Berger IPT - 100 Fund, the Berger IPT - Growth and Income Fund and the Berger IPT - Small Company Growth Fund are separate portfolios or series established under the Berger Institutional Products Trust, a Delaware business trust organized under the Delaware Business Trust Act on October 17, 1995. Under Delaware law, shareholders of the Trust will enjoy the same limitations on personal liability as extended to stockholders of a Delaware corporation. Further, the Trust Instrument of the Trust provides that no shareholder shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for or otherwise existing with respect to, the Trust or any particular series (fund) of the Trust. However, the principles of law governing the limitations of liability of beneficiaries of a business trust have not been authoritatively established as to business trusts organized under the laws of one jurisdiction but operating or owning property in other jurisdictions. In states that have adopted legislation containing provisions comparable to the Delaware Business Trust Act, it is believed that the limitation of liability of beneficial owners provided by Delaware law should be respected. In those jurisdictions that have not adopted similar legislative provisions, it is possible that a court might hold that the shareholders of the Trust are not entitled to the limitations of liability set forth in Delaware law or the Trust Instrument and, accordingly, that they may be personally liable for the obligations of the Trust.

     In order to protect shareholders from such potential liability, the Trust Instrument requires that every written obligation of the Trust or any series thereof contain a statement to the effect that such obligation may only be enforced against the assets of the Trust or such series. The Trust Instrument also provides for indemnification from the assets of the relevant series for all losses and expenses incurred by any shareholder by reason of being or having been a shareholder, and that the Trust shall, upon request, assume the defense of any such claim made against such shareholder for any act or obligation of the relevant series and satisfy any judgment thereon from the assets of that series.

     As a result, the risk of a shareholder of any Fund incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Trust believes that, in view of the above, the risk of personal liability to shareholders of any of the Funds is remote. The trustees intend to conduct the operations of the Trust and the Funds so as to avoid, to the extent possible, liability of shareholders for liabilities of the Trust or the Funds.

     Shares of the Funds have no preemptive rights, and since each Fund has only one class of securities there are no sinking funds or arrearage provisions which may affect the rights of the Fund shares. Fund shares have no conversion or subscription rights. Shares of the Funds may be transferred by endorsement, or other customary methods, but none of the Funds is bound to recognize any transfer until it is recorded on its books.

     The separate accounts of the Participating Insurance Companies and the trustees of the qualified plans invested in the Funds, rather than individual contract owners or plan participants, are the shareholders of the Funds. However, each Participating Insurance Company or qualified plan will vote such shares as required by law and interpretations thereof, as amended or changed from time to time. Under current law, a Participating Insurance Company is required to request voting instructions from its contract owners and must vote Fund shares held by each of its separate accounts in proportion to the voting instructions received. Additional information about voting procedures is contained in the applicable Separate Account Prospectuses.

     Shareholders of each Fund generally vote separately on matters relating to that Fund, although they will vote together with the holders of all other series of the Trust in the election of trustees of the Trust and on all matters relating to the Trust as a whole. Each full share of each Fund has one vote. Shares of each Fund have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so and, in such event, the holders of the remaining shares voting for the election of trustees will not be able to elect any trustees. None of the Funds is required to hold annual shareholder meetings unless required by the Investment Company Act of 1940 or other applicable law or unless called by the trustees.



     As of October 30, 1996, 97% of the outstanding shares of the Berger IPT
- Growth and Income Fund and the Berger IPT - Small Company Growth Fund, and 88% of the outstanding shares of the Berger IPT - 100 Fund, were held by Berger Associates, a Delaware corporation, the Funds' investment advisor, which provided the initial capital necessary to establish the Funds. As a result of its share ownership, Berger Associates may be deemed to control each of the Funds.



     Davis, Graham & Stubbs LLP, 370 Seventeenth Street, Denver, Colorado, has passed on legal matters relating to this offering as counsel for the Trust.

     Price Waterhouse LLP, 950 Seventeenth Street, Denver, Colorado, has been appointed to act as independent accountants for the Trust and each of its Funds for the fiscal year ended December 31, 1996.

     The Trust has filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities of the Berger IPT - 100 Fund, the Berger IPT - Growth and Income Fund and the Berger IPT - Small Company Growth Fund, of which this Statement of Additional Information is a part. If further information is desired with respect to any of the Funds or such securities, reference is made to the Registration Statements and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS



     The following financial statements are attached at the end of this Statement of Additional Information for the Berger IPT

- 100 Fund, the Berger IPT - Growth and Income Fund and the Berger IPT - Small Company Growth Fund:

Report of Independent Accountants, dated April 16, 1996

Statements of Assets and Liabilities as of April 16, 1996

Notes to Statements of Assets and Liabilities, April 16, 1996

Schedules of Investments as of September 30, 1996

Statements of Assets and Liabilities as of September 30, 1996 (Unaudited)

Statements of Operations for the Period May 1, 1996 (Date Operations Commenced) to September 30, 1996 (Unaudited)

Statements of Changes in Net Assets for the Period May 1, 1996 (Date Operations Commenced) to September 30, 1996 (Unaudited)

Notes to Financial Statements, September 30, 1996

Financial Highlights for the Period May 1, 1996 (Date Operations Commenced) to September 30, 1996 (Unaudited)

                                  APPENDIX A


HIGH-YIELD/HIGH RISK CONVERTIBLE BONDS

     The Funds may purchase securities which are convertible into common stock when the Funds' management believes they offer the potential for a higher total return than nonconvertible securities. While fixed income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities which the Funds may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments which could result in a loss of income to a Fund or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks.

     Specifically, corporate debt securities which are below investment grade (securities rated Ba or lower by Moody's or BB or lower by Standard & Poor's) and unrated securities which a Fund may purchase and hold are subject to a higher risk of non-payment of principal or interest, or both, than higher grade debt securities. Generally speaking, the lower the quality of a debt security (which may be reflected in its Moody's and/or Standard & Poor's ratings), the higher the yield it will provide, but the greater the risk that interest or principal payments will not be made when due. Thus, the lower the grade of a security, the more speculative characteristics it generally has. Information about the ratings of Moody's and Standard & Poor's, and the investment risks associated with the various ratings, is set forth below.

     The market prices of these lower grade convertible securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to economic changes or individual corporate developments. Periods of economic uncertainty and change can be expected to result in volatility of prices of these securities. Lower rated securities also may have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by poor economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high-yield/high-risk bonds.

CORPORATE BOND RATINGS

     The ratings of fixed-income securities by Moody's and Standard & Poor's are a generally accepted measurement of credit risk. However, they are subject to certain limitations. Ratings are generally based upon historical events and do not necessarily reflect the future. In addition, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

KEY TO MOODY'S CORPORATE RATINGS

     Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa-Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds of this class.

     B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca-Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C-Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

KEY TO STANDARD & POOR'S CORPORATE RATINGS

     AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC AND C-Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are out-weighed by the large uncertainties or major risk exposures to adverse conditions.

     C1-The rating C1 is reserved for income bonds on which no interest is being paid.

     D-Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

     PLUS (+) OR MINUS (-)-The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                             950 Seventeenth Street
                                   Suite 2500
                                Denver, CO  80202

PRICE WATERHOUSE LLP                                                      [LOGO]

                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Trustees and Shareholder of Berger Institutional Products Trust

In our opinion, the accompanying statements of assets and liabilities present fairly, in all material respects, the financial position of Berger IPT - 100 Fund, Berger IPT - Growth and Income Fund and Berger IPT - Small Company Growth Fund (constituting the Berger Institutional Products Trust, hereafter referred to as the "Fund"), at April 16, 1996, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.


Price Waterhouse LLP
PRICE WATERHOUSE LLP

Denver, Colorado
April 16, 1996

STATEMENTS OF ASSETS AND LIABILITIES

April 16, 1996                                                                        Berger IPT-    Berger IPT-
                                                                       Berger IPT-    Growth and     Small Company
                                                                       100 Fund       Income Fund    Growth Fund
--------------------------------------------------------------------------------------------------------------------
Assets
Cash                                                                  $250,000       $250,000       $250,000
--------------------------------------------------------------------------------------------------------------------
   Total Assets                                                        250,000        250,000        250,000
--------------------------------------------------------------------------------------------------------------------
Liabilities
--------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                         0              0              0
--------------------------------------------------------------------------------------------------------------------
Net Assets Applicable to Shares Outstanding                           $250,000       $250,000       $250,000
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

Capital Shares:
     Authorized (Par Value $0.01)                                     unlimited      unlimited      unlimited
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
     Shares Outstanding                                                 25,000         25,000         25,000
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption
Price Per Share                                                         $10.00         $10.00         $10.00
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

See notes to statements of assets and liabilities.

                       BERGER INSTITUTIONAL PRODUCTS TRUST
                  NOTES TO STATEMENTS OF ASSETS AND LIABILITIES
                                 APRIL 16, 1996

NOTE 1 - ORGANIZATION AND REGISTRATION

     Berger Institutional Products Trust (the "Trust"), a Delaware business trust, was established on October 17, 1995 as a diversified open-end management investment company. The Trust consists of three separate portfolios: Berger IPT-100 Fund, Berger IPT-Growth and Income Fund, and Berger IPT-Small Company Growth Fund. The Trust has been inactive since inception except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940 and the Securities Act of 1933. The Trust's shares are not offered directly to the public, but are sold exclusively to insurance companies (the "Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of Participating Insurance Companies and to qualified plans.

     On April 15, 1996 Berger Associates, Inc. ("Berger"), the Trust's investment advisor purchased 25,000 shares of each portfolio at a net asset value of $10.00 per share.

     All costs incurred in organizing the Trust were paid by Berger, the investment advisor of the Trust.

NOTE 2 - INVESTMENT ADVISORY AND OTHER AGREEMENTS

     Berger serves as the Trust's investment advisor. As compensation for its services to the Trust, Berger receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on an annual rate of each portfolio's average net assets as follows: Berger IPT-100 Fund and Berger IPT-Growth and Income Fund at .75 of 1% of average daily net assets; Berger IPT-Small Company Growth Fund at .90 of 1% of average daily net assets.

     In accordance with a recordkeeping and pricing agreement, the Trust pays Investors Fiduciary Trust Company ("IFTC"), a monthly base rate plus an additional annual fee which is computed using average net assets. The fee is calculated daily and paid monthly.

     IFTC has also been appointed as the custodian, transfer agent, and dividend disbursing agent for the Trust..

     The Trust has entered into an administrative services agreement with Berger with respect to each portfolio. The administrative services agreement provides for an annual fee of .01 of 1% of the average daily net assets of the portfolio, computed daily and paid monthly.

     Certain officers and directors of Berger are also officers and trustees of the Trust.

INTERIM FINANCIAL REPORT
SEPTEMBER 30, 1996
BERGER INSTITUTIONAL PRODUCTS TRUST

BERGER IPT-100 FUND
BERGER IPT-GROWTH AND INCOME FUND
BERGER IPT-SMALL COMPANY GROWTH FUND


BERGER IPT - 100 FUND
             SCHEDULE OF INVESTMENTS (UNAUDITED) / SEPTEMBER 30, 1996
   Shares, Units or
   PRINCIPAL AMOUNT                                              MARKET VALUE
                            COMMON STOCK - 91.0%

AEROSPACE/DEFENSE - 1.6%
    50     Boeing Co.                                              $       4,725
                                                                 ---------------
AUTO/TRUCK - ORIGINAL EQUIPMENT - 1.2%
   100     Lear Corp.*                                                     3,300
                                                                 ---------------
BANKS - MONEY CENTER - 1.7%
    55     Citicorp                                                        4,984
                                                                 ---------------
CHEMICALS - SPECIALTY - 1.4%
    90     Praxair Inc.                                                    3,870
                                                                 ---------------
COMMERCIAL SERVICES - MISC. - 2.6%
   125     AccuStaff Inc.*                                                 3,234
    80     APAC TeleServices Inc.*                                         4,100
                                                                 ---------------
                                                                           7,334
                                                                 ---------------
COMPUTER - INTEGRATED SYSTEMS - 1.5%
   100     Oracle Corp.*                                                   4,256
                                                                 ---------------
COMPUTER - LOCAL NETWORKS - 1.4%
    65     Cisco Systems Inc.*                                             4,034
                                                                 ---------------
COMPUTER - MEMORY DEVICES - 1.0%
   125     EMC Corp.*                                                      2,828
                                                                 ---------------
COMPUTER - PERIPHERAL EQUIPMENT - 1.3%
    60     Adaptec Inc.*                                                   3,600
                                                                 ---------------
COMPUTER - SERVICES - 2.9%
    50     Electronic Data Systems Corp.                                   3,069
    80     HBO & Co.                                                       5,340
                                                                 ---------------
                                                                           8,409
                                                                 ---------------
COMPUTER - SOFTWARE - 6.8%
    50     BMC Software Inc.*                                              3,975
    80     Computer Associates International Inc.                          4,780
   150     Informix Corp.*                                                 4,181
    50     Microsoft Corp.*                                                6,594
                                                                 ---------------
                                                                          19,530
                                                                 ---------------
ELECTRONIC - MILITARY SYSTEMS - 1.0%
    50     General Motors Corp. Cl H                                       2,887
                                                                 ---------------
ELECTRONIC - MISC. COMPONENTS - 1.7%
   100     Solectron Corp.*                                                4,900
                                                                 ---------------
ELECTRONIC - SCIENTIFIC INSTRUMENTS - 2.2%
    90     Input/Output Inc.*                                              2,678
    90     Thermo Electron Corp.*                                          3,645
                                                                 ---------------
                                                                           6,323
                                                                 ---------------
ELECTRONIC - SEMICONDUCTOR MANUFACTURING - 7.3%
    90     Altera Corp.*                                                   4,556
   200     Atmel Corp.*                                                    6,175
    50     Intel Corp.                                                     4,772
    60     MEMC Electronic Materials Inc.*                                 1,388
   100     Sanmina Corp.*                                                  4,025
                                                                 ---------------
                                                                          20,916
                                                                 ---------------

FINANCE - MORTGAGE & RELATED SERVICES - 5.0%
    50     Federal Home Loan Mortgage Corp.                        $       4,894
   150     Federal National Mortgage Assn.                                 5,231
   110     Green Tree Financial Corp.                                      4,318
                                                                 ---------------
                                                                          14,443
                                                                 ---------------
FINANCIAL SERVICES - MISC. - 1.4%
    50     First Data Corp.                                                4,081
                                                                 ---------------
LEISURE - GAMING - 2.2%
   160     Mirage Resorts Inc.*                                            4,100
   100     Trump Hotels & Casino Resorts Inc.*                             2,325
                                                                 ---------------
                                                                           6,425
                                                                 ---------------
LEISURE - HOTELS & MOTELS - 1.8%
    75     HFS Inc.*                                                       5,016
                                                                 ---------------
MEDIA - RADIO/TV - 1.4%
   120     Jacor Communications Inc.*                                      4,140
                                                                 ---------------
MEDICAL - BIOMEDICS/GENETICS - 1.9%
    70     Biogen Inc.*                                                    5,320
                                                                 ---------------
MEDICAL - ETHICAL DRUGS - 6.1%
    60     Elan Corp. PLC ADR* (Ireland)                                   1,792
    85     Eli Lilly & Co.                                                 5,483
    75     Pfizer, Inc.                                                    5,934
   100     Pharmacia & Upjohn Inc. (Sweden)                                4,125
                                                                 ---------------
                                                                          17,334
                                                                 ---------------
MEDICAL - INSTRUMENTS - 1.1%
    70     IDEXX Laboratories Inc.*                                        3,167
                                                                 ---------------
MEDICAL - PRODUCTS - 2.0%
    50     Boston Scientific Corp.*                                        2,875
    50     Guidant Corp.                                                   2,763
                                                                 ---------------
                                                                           5,638
                                                                 ---------------
MEDICAL - WHOLESALE DRUG/SUNDRIES - 2.7%
   100     Amerisource Health Corp.*                                       4,450
    40     Cardinal Health Inc.                                            3,305
                                                                 ---------------
                                                                           7,755
                                                                 ---------------
OIL & GAS - DRILLING - 3.1%
   120     Reading & Bates Corp.*                                          3,255
    90     Transocean Offshore Inc.                                        5,513
                                                                 ---------------
                                                                           8,768
                                                                 ---------------
OIL & GAS - FIELD SERVICES - 6.8%
   100     BJ Services Co.*                                                3,625
   110     Petroleum Geo-Services A/S ADR* (Norway)                        2,998
    60     Schlumberger Ltd.                                               5,070
   110     Tidewater Inc.                                                  4,111
    60     Western Atlas Inc.*                                             3,735
                                                                 ---------------
                                                                          19,539
                                                                 ---------------
OIL & GAS - MACHINERY/EQUIPMENT - 2.1%
   100     Baker Hughes Inc.                                               3,038
   100     Dresser Industries Inc.                                         2,975
                                                                 ---------------
                                                                           6,013
                                                                 ---------------
RETAIL - APPAREL/SHOE - 3.6%
   110     Gap Inc.                                                        3,176
   100     Gucci Group N.V.* (Netherlands)                                 7,250
                                                                 ---------------
                                                                          10,426
                                                                 ---------------
RETAIL - DEPARTMENT STORES - 1.2%
   100     Federated Department Stores Inc.*                               3,350
                                                                 ---------------
RETAIL - MAIL ORDER & DIRECT - 1.7%
   125     CUC International Inc.*                                         4,984
                                                                 ---------------
RETAIL/WHOLESALE - BUILDING PRODUCTS - 1.4%
    70     Home Depot Inc.                                                 3,981
                                                                 ---------------
SHOES & RELATED APPAREL - 1.4%
    75     Nine West Group Inc.*                                           4,069
                                                                 ---------------

TELECOMMUNICATIONS - EQUIPMENT - 2.3%
   110     Cable Design Technologies Corp.*                        $       4,400
   100     ECI Telecom Ltd. (Israel)                                       2,100
                                                                 ---------------
                                                                           6,500
                                                                 ---------------
TELECOMMUNICATIONS - SERVICES - 3.4%
   125     ICG Communications Inc.* (Canada)                               2,625
   100     PanAmSat Corp.*                                                 2,781
   200     WorldCom Inc.*                                                  4,275
                                                                 ---------------
                                                                           9,681
                                                                 ---------------
TEXTILE - APPAREL MANUFACTURING - 1.3%
    60     Jones Apparel Group Inc.                                        3,825
                                                                 ---------------
TRANSPORT - AIR FREIGHT - 1.5%
   100     Atlas Air Inc.*                                                 4,275
                                                                 ---------------
TOTAL COMMON STOCK (Cost $252,286)                                       260,626
                                                                 ---------------

                            U.S. GOVERNMENT OBLIGATIONS - 8.7%
  $ 25,000 U.S. Treasury Bills due 10/03/96                               24,993
                                                                 ---------------
           TOTAL U.S. GOVERNMENT OBLIGATIONS (Amortized Cost
           $24,993)                                                       24,993
                                                                 ---------------

TOTAL INVESTMENTS (Cost $277,279+) - 99.7%                               285,619
OTHER ASSETS, LESS LIABILITIES - 0.3%                                        898
                                                                 ---------------
NET ASSETS - 100%                                                  $     286,517
                                                                 ---------------
                                                                 ---------------

* NON-INCOME PRODUCING SECURITY.
+ ALSO REPRESENTS COST FOR TAX PURPOSES.
SEE NOTES TO FINANCIAL STATEMENTS.

BERGER IPT - GROWTH AND INCOME FUND
              SCHEDULE OF INVESTMENTS (UNAUDITED)/ SEPTEMBER 30, 1996
   Shares, Units or
   Principal Amount                                              Market Value
                                COMMON STOCK - 78.4%
AEROSPACE/DEFENSE - 2.5%
    70     Boeing Co.                                              $       6,615
                                                                 ---------------
AUTO MANUFACTURERS - DOMESTIC - 2.1%
   200     Chrysler Corp.                                                  5,725
                                                                 ---------------
BANKS - MONEY CENTER - 2.0%
    60     Citicorp                                                        5,437
                                                                 ---------------
BEVERAGES - ALCOHOLIC - 2.0%
   140     Anheuser-Busch Cos. Inc.                                        5,267
                                                                 ---------------
BUILDING - HAND TOOLS - 1.7%
   110     Black & Decker Corp.                                            4,565
                                                                 ---------------
BUILDING - HEAVY CONSTRUCTION - 1.8%
    80     Fluor Corp.                                                     4,920
                                                                 ---------------
CHEMICALS - BASIC - 2.4%
   175     Monsanto Co.                                                    6,387
                                                                 ---------------
COMMERCIAL SERVICES - SECURITY/SAFETY - 2.7%
   125     Diebold Inc.                                                    7,297
                                                                 ---------------
COMPUTER - MAINFRAMES - 2.3%
    50     International Business Machines Corp.                           6,225
                                                                 ---------------
COMPUTER - MINI/MICRO - 1.5%
    80     Hewlett-Packard Co.                                             3,900
                                                                 ---------------
COMPUTER - PERIPHERAL EQUIPMENT - 2.2%
   100     Adaptec Inc.*                                                   6,000
                                                                 ---------------
COMPUTER - SERVICES - 4.0%
    60     Computer Sciences Corp.*                                        4,613
   100     Electronic Data Systems Corp.                                   6,137
                                                                 ---------------
                                                                          10,750
                                                                 ---------------
CONSUMER PRODUCTS - MISC. - 2.4%
   100     Duracell International Inc.                                     6,413
                                                                 ---------------
DIVERSIFIED OPERATIONS - 4.2%
   110     Alco Standard Corp.                                             5,486
   150     Corning Inc.                                                    5,850
                                                                 ---------------
                                                                          11,336
                                                                 ---------------
ELECTRONIC - MILITARY SYSTEMS - 2.2%
   100     General Motors Corp. Cl H                                       5,775
                                                                 ---------------
FINANCE - EQUITY REIT - 7.3%
   150     Crescent Real Estate Equities Inc.                              6,169
   175     Patriot American Hospitality Inc.                               5,884
   175     Starwood Lodging Trust                                          7,328
                                                                 ---------------
                                                                          19,381
                                                                 ---------------
FOOD - CANNED - 2.4%
   150     Dole Food Company Inc.                                          6,300
                                                                 ---------------
HOUSEHOLD - HOUSEWARES - 2.2%
   250     Sunbeam Corp.                                                   5,781
                                                                 ---------------
MEDICAL - DRUG/DIVERSIFIED - 4.5%
   100     American Home Products Corp.                                    6,375
   110     Johnson & Johnson                                               5,638
                                                                 ---------------
                                                                          12,013
                                                                 ---------------
MEDICAL - ETHICAL DRUGS - 5.6%
   155     Eli Lilly & Co.                                                 9,998
   120     Pharmacia & Upjohn Inc. (Sweden)                                4,950
                                                                 ---------------
                                                                          14,948
                                                                 ---------------
OFFICE SUPPLIES MANUFACTURING - 2.1%
   150     Deluxe Corp.                                                    5,663
                                                                 ---------------
OIL & GAS - FIELD SERVICES - 2.2%

    70     Schlumberger Ltd.                                       $       5,915
                                                                 ---------------
OIL & GAS - MACHINERY/EQUIPMENT - 4.5%
   200     Baker Hughes Inc.                                               6,075
   200     Dresser Industries Inc.                                         5,950
                                                                 ---------------
                                                                          12,025
                                                                 ---------------
OIL & GAS - PRODUCTION/PIPELINE - 2.3%
   150     Enron Corp.                                                     6,113
                                                                 ---------------
SHOES & RELATED APPAREL - 3.2%
    70     Nike Inc. Cl B                                                  8,505
                                                                 ---------------
TELECOMMUNICATIONS - EQUIPMENT - 2.0%
   250     ECI Telecom Ltd. (Israel)                                       5,250
                                                                 ---------------
TELECOMMUNICATIONS - SERVICES - 2.1%
   262     WorldCom Inc.                                                   5,600
                                                                 ---------------
UTILITY - TELEPHONE - 2.0%
   200     Frontier Corp.                                                  5,325
                                                                 ---------------
           TOTAL COMMON STOCK (Cost $198,559)                            209,431
                                                                 ---------------
                        CONVERTIBLE PREFERRED STOCK - 3.2%
COMPUTER - SOFTWARE - 0.9%
    50     Wang Laboratories Inc. 144A 6.5% Cv Pfd Series B**              2,425
                                                                 ---------------
FUNERAL SERVICES & RELATED - 2.3%
    60     SCI Finance LLC $3.125 Cv Pfd Series A                          6,150
                                                                 ---------------
           TOTAL CONVERTIBLE PREFERRED STOCK (Cost $8,101)
                                                                           8,575
                                                                 ---------------
                           CONVERTIBLE DEBENTURES - 9.3%
COMPUTER - LOCAL NETWORKS - 2.8%
  $  4,000  3Com Corp. 144A - 10.25% due 11/01/01**                        7,495
                                                                 ---------------
COMPUTER - SERVICES - 2.2%
     3,000  First Financial Management Corp. - 5% due 12/15/99             5,798
                                                                 ---------------
ELECTRONIC - SCIENTIFIC INSTRUMENTS - 2.2%
     3,000  Thermo Electron Corp. 144A -  5% due 04/15/01**                5,865
                                                                 ---------------
RETAIL - DEPARTMENT STORES - 2.1%
     5,000  Federated Department Stores Inc. - 5% due 10/01/03             5,675
                                                                 ---------------
            TOTAL CONVERTIBLE DEBENTURES (Cost $23,593)                   24,833
                                                                 ---------------

                         U.S. GOVERNMENT OBLIGATIONS - 6.3%
  $ 17,000  U.S. Treasury Bills due 10/03/96                              16,995
                                                                 ---------------
            TOTAL U.S. GOVERNMENT OBLIGATIONS (Amortized Cost $16,995)
                                                                          16,995
                                                                 ---------------

TOTAL INVESTMENTS (Cost $247,248+) - 97.2%                               259,834
OTHER ASSETS, LESS LIABILITIES - 2.8%                                      7,403
                                                                 ---------------
NET ASSETS - 100%                                                  $     267,237
                                                                 ---------------
                                                                 ---------------

*  NON-INCOME PRODUCING SECURITY.
** PURSUANT TO RULE 144A, RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL
   BUYERS.
+  ALSO REPRESENTS COST FOR TAX PURPOSES.
SEE NOTES TO FINANCIAL STATEMENTS.

BERGER IPT - SMALL COMPANY GROWTH FUND
                         SCHEDULE OF INVESTMENTS (UNAUDITED)/ SEPTEMBER 30, 1996

  Shares, Units or
  Principal Amount                                                             Market Value
  ----------------                                                             ------------
                                            COMMON STOCK - 96.9%
COMMERCIAL SERVICES - MISC. - 3.3%
                     50              ABR Information Services Inc.*                 $      3,600
                     55              AccuStaff Inc.*                                       1,423
                     75              Career Horizons Inc.*                                 2,915
                     50              Mail Boxes Etc.*                                      1,131
                                                                                  --------------
                                                                                           9,069
                                                                                  --------------
COMMERCIAL SERVICES - SECURITY/SAFETY - 2.7%
                    100              Checkpoint Systems Inc.*                              2,650
                     80              Corrections Corp. of America*                         2,500
                    100              Wackenhut Corrections Corp.*                          2,225
                                                                                  --------------
                                                                                           7,375
                                                                                  --------------
COMPUTER - GRAPHICS - 0.3%
                    200              Chyron Corp.*                                           900
                                                                                  --------------
COMPUTER - LOCAL NETWORKS - 2.5%
                    105              Ascend Communications Inc.*                           6,943
                                                                                  --------------
COMPUTER - MEMORY DEVICES - 0.5%
                     40              Microchip Technology Inc.*                            1,495
                                                                                  --------------
COMPUTER - SERVICES - 7.0%
                    100              American Management Systems Inc.*                     2,800
                    100              Envoy Corp.*                                          3,875
                     75              Gartner Group Inc. Cl A*                              2,550
                     60              HBO & Co.                                             4,005
                     50              QuickResponse Services Inc.*                          1,862
                    120              Technology Solutions Co.*                             4,185
                                                                                  --------------
                                                                                          19,277
                                                                                  --------------
COMPUTER - SOFTWARE - 14.5%
                    100              Baan Co. N.V.* (Netherlands)                          3,337
                    110              Broderbund Software Inc.*                             3,190
                     90              Cambridge Technology  Partners Inc.*                  2,722
                     60              CBT Group PLC ADR* (Ireland)                          2,820
                     25              INSO Corp.*                                           1,356
                     80              Macromedia Inc.*                                      1,660
                     90              MDL Information Systems Inc.*                         2,846
                    107              Pure Atria Corp.*                                     4,039
                     40              Remedy Corp.*                                         3,200
                     50              Seibel Systems Inc.*                                  2,081
                     40              Sterling Software Inc.*                               3,055
                     85              Systemsoft Corp.*                                     2,911
                    160              VIASOFT Inc.*                                         6,720
                                                                                  --------------
                                                                                          39,937
                                                                                  --------------
DIVERSIFIED OPERATIONS - 0.6%
                     40              Pittway Corp. Cl A                                    1,785
                                                                                  --------------
ELECTRONIC - PARTS DISTRIBUTORS - 0.8%
                    100              Kent Electronics Corp.*                               2,162
                                                                                  --------------
ELECTRONIC - SEMICONDUCTOR MANUFACTURING - 1.3%
                    200              Cypress Semiconductor Corp.*                          2,500
                     30              Maxim Integrated Products Inc.*                       1,061
                                                                                  --------------
                                                                                           3,561
                                                                                  --------------
FINANCE - MORTGAGE & RELATED SERVICES - 1.1%
                     60              Aames Financial Corp.                                 3,022
                                                                                  --------------
FINANCE - SBIC & COMMERCIAL - 2.1%
                     70              Safeguard Scientifics Inc.*                           2,791
                    100              Sirrom Capital Corp.                                  3,025
                                                                                  --------------

                                          F-9

                                                                                    $      5,816
                                                                                  --------------
FINANCIAL SERVICES - MISC. - 1.6%
                    150              PMT Services Inc.*                                    3,037
                    100              Pre-Paid Legal Services Inc.*                         1,288
                                                                                  --------------
                                                                                           4,325
                                                                                  --------------
FUNERAL SERVICES & RELATED - 0.7%
                     60              Stewart Enterprises Inc. Cl A                         2,025
                                                                                  --------------
HOUSEHOLD/OFFICE FURNITURE - 1.0%
                     65              Miller Herman Inc.                                    2,632
                                                                                  --------------
LEISURE - TOYS/GAMES/HOBBY - 1.1%
                    100              Lewis Galoob Toys Inc.*                               2,925
                                                                                  --------------
MEDIA - RADIO/TV - 6.4%
                     50              American Radio Systems Corp. Cl A*                    1,863
                     40              Clear Channel Communications Inc.*                    3,540
                     60              Emmis Broadcasting Corp. Cl A*                        2,775
                     90              Evergreen Media Corp. Cl A*                           2,813
                     70              Jacor Communications Inc. Cl A*                       2,415
                     70              Renaissance Communications Corp.*                     2,468
                     40              Sinclair Broadcast Group*                             1,595
                                                                                  --------------
                                                                                          17,469
                                                                                  --------------
MEDICAL - BIOMEDICS/GENETICS - 1.9%
                     50              Agouron Pharmaceuticals Inc.*                         2,181
                     75              BioChem Pharma Inc.* (Canada)                         3,009
                                                                                  --------------
                                                                                           5,190
                                                                                  --------------
MEDICAL - HEALTH MAINTENANCE ORGANIZATIONS - 0.7%
                     50              CompDent Corp.*                                       1,888
                                                                                  --------------
MEDICAL - HOSPITALS - 0.4%
                     50              Veterinary Centers of America Inc.*                   1,097
                                                                                  --------------
MEDICAL - INSTRUMENTS - 1.5%
                     80              ESC Medical Systems Ltd.* (Israel)                    2,560
                     50              Sofamor/Danek Group Inc.*                             1,544
                                                                                  --------------
                                                                                           4,104
                                                                                  --------------
MEDICAL - OUTPATIENT/HOME CARE - 6.2%
                     75              American HomePatient Inc.*                            1,669
                     70              HEALTHSOUTH Corp.*                                    2,686
                     75              PhyCor Inc.*                                          2,855
                    120              Physician Reliance Network Inc.*                      1,830
                     50              Renal Care Group Inc.*                                1,850
                    150              RoTech Medical Corp.*                                 2,475
                     90              Total Renal Care Holdings Inc.*                       3,578
                                                                                  --------------
                                                                                          16,943
                                                                                  --------------
MEDICAL - PRODUCTS - 2.1%
                    100              Cytyc Corp.*                                          1,500
                     60              PAREXEL International Corp.*                          3,780
                     60              TheraTech Inc.*                                         615
                                                                                  --------------
                                                                                           5,895
                                                                                  --------------
MEDICAL - WHOLESALE DRUG/SUNDRIES - 0.7%

                     90              Grupo Casa Autrey S.A. de C.V.  ADR (Mexico)          2,014
                                                                                  --------------
MEDICAL/DENTAL - SUPPLIES - 3.7%
                    100              Omnicare Inc.                                         3,050
                    200              Orthodontic Centers of America Inc.*                  4,075
                     70              Target Therapeutics Inc.*                             2,993
                                                                                  --------------
                                                                                          10,118
                                                                                  --------------
OIL & GAS - DRILLING - 3.4%
                     70              ENSCO International Inc.*                             2,275
                    250              Global Marine Inc.*                                   3,938
                    330              Marine Drilling Companies Inc.*                       3,176
                                                                                  --------------
                                                                                           9,389
                                                                                  --------------
OIL & GAS - FIELD SERVICES - 1.5%
                     50              BJ Services Co.*                                      1,813

                                          F-10

                     60              Tidewater Inc.                                 $      2,243
                                                                                  --------------
                                                                                           4,056
                                                                                  --------------
OIL & GAS - U.S. EXPLORATION & PRODUCTION - 1.0%
                     80              Barrett Resources Corp.*                              2,820
                                                                                  --------------
POLLUTION CONTROL - SERVICES - 0.8%
                     87              Tetra Tech Inc.*                                      2,066
                                                                                  --------------
RETAIL - APPAREL/SHOE - 4.6%
                     65              Finish Line Inc. Cl A*                                3,088
                     70              Gymboree Corp.*                                       2,126
                    120              Men's Wearhouse Inc.*                                 3,000
                    120              Wet Seal Inc. Cl A                                    4,320
                                                                                          12,534
                                                                                  --------------
                                                                                  --------------
RETAIL - DEPARTMENT STORES - 0.4%
                     30              Proffitt's Inc.*                                      1,185
                                                                                  --------------
RETAIL - HOME FURNISHINGS - 0.8%
                    110              Alrenco Inc.*                                         2,310
                                                                                  --------------
RETAIL - MISC./DIVERSIFIED - 2.5%
                    155              Hollywood Entertainment Corp*                         3,178
                     70              Petco Animal Supplies Inc.*                           1,908
                     80              Urban Outfitters Inc.*                                1,860
                                                                                --------------
                                                                                           6,946
                                                                                  --------------
RETAIL - RESTAURANTS - 1.0%
                    120              Apple South Inc.                                      1,605
                     20              Papa John's International Inc.*                       1,050
                                                                                  --------------
                                                                                           2,655
                                                                                  --------------
RETAIL/WHOLESALE - BUILDING PRODUCTS - 1.5%
                    150              Eagle Hardware & Garden Inc.*                         4,050
                                                                                  --------------
RETAIL/WHOLESALE - JEWELRY - 1.2%
                    150              Claire's Stores Inc.                                  3,206
                                                                                  --------------
TELECOMMUNICATIONS - CELLULAR - 0.4%
                     50              InterCel Inc.*                                        1,050
                                                                                  --------------
TELECOMMUNICATIONS - EQUIPMENT - 6.9%
                     50              Comverse Technology Inc.*                             1,944
                     60              Glenayre Technologies Inc.*                           1,380
                     80              P-COM Inc.*                                           1,980
                     60              Westell Technologies Inc. Cl A*                       2,655
                     60              Cascade Communications Corp.*                         4,890
                     80              PairGain Technologies Inc.*                           6,250
                                                                                  --------------
                                                                                          19,099
                                                                                  --------------
TELECOMMUNICATIONS - SERVICES - 4.9%
                    150              ACC Corp.*                                            7,088
                     70              ICG Communications Inc.* (Canada)                     1,470
                     85              Intermedia Communications Inc.*                       2,486
                     80              LCI International Inc.*                               2,520
                                                                                  --------------
                                                                                          13,564
                                                                                  --------------
TEXTILE - APPAREL MANUFACTURING - 0.9%
                     80              Nautica Enterprises Inc.*                             2,580
                                                                                  --------------
TRANSPORTATION - AIRLINE - 0.4%
                    130              Reno Air Inc.*                                        1,089
                                                                                  --------------
                                     TOTAL COMMON STOCK (Cost $236,761)                  266,566
                                                                                  --------------

TOTAL INVESTMENTS (Cost $236,761+) - 96.9%                                               266,566
OTHER ASSETS, LESS LIABILITIES - 3.1%                                                      8,403
                                                                                  --------------
NET ASSETS - 100%                                                                 $      274,969
                                                                                  --------------
                                                                                  --------------

* NON-INCOME PRODUCING SECURITY.
+ ALSO REPRESENTS COST FOR TAX PURPOSES.
SEE NOTES TO FINANCIAL STATEMENTS.

            BERGER INSTITUTIONAL PRODUCTS TRUST
                  STATEMENTS OF ASSETS AND LIABILITIES

                                                              Berger IPT-    Berger IPT-   Berger IPT-
            September 30, 1996 (unaudited)                     100 Fund      Growth and   Small Company
                                                                             Income Fund   Growth Fund
            -------------------------------------------------------------------------------------------
            ASSETS
            Investments at cost                                  $277,279       $247,248       $236,761
            -------------------------------------------------------------------------------------------
            -------------------------------------------------------------------------------------------
            Investments at value                                 $285,619       $259,834       $266,566
            Cash                                                      605          6,597         16,085
            Receivables:
               Investment securities sold                               0              0          1,757
               Fund shares sold                                        11              0              0

               Due from management company                            452            447            556
               Dividends and interest                                  27            539              5
            -------------------------------------------------------------------------------------------
                  Total Assets                                    286,714        267,417        284,969
            -------------------------------------------------------------------------------------------

            LIABILITIES
            Payables:
               Investment securities purchased                          0              0          9,789
               Accrued investment advisory fees                       171            156            194
               Other accrued expenses                                  26             24             17
            -------------------------------------------------------------------------------------------
                  Total Liabilities                                   197            180         10,000
            -------------------------------------------------------------------------------------------

            NET ASSETS APPLICABLE TO SHARES OUTSTANDING          $286,517       $267,237       $274,969
            -------------------------------------------------------------------------------------------
            -------------------------------------------------------------------------------------------

            Capital Shares:
               Authorized (Par Value $0.01)                      unlimited      unlimited     unlimited
            -------------------------------------------------------------------------------------------
            -------------------------------------------------------------------------------------------
               Shares Outstanding                                  28,413         25,703         25,657
            -------------------------------------------------------------------------------------------
            -------------------------------------------------------------------------------------------

            NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
            PER SHARE                                              $10.08         $10.40         $10.72
            -------------------------------------------------------------------------------------------
            -------------------------------------------------------------------------------------------
            SEE NOTES TO FINANCIAL STATEMENTS.

            BERGER INSTITUTIONAL PRODUCTS TRUST
                 STATEMENTS OF OPERATIONS

                                                              Berger IPT-    Berger IPT-   Berger IPT-
            For the period May 1, 1996 (date operations        100 Fund      Growth and   Small Company
            commenced) to September 30, 1996 (unaudited)                     Income Fund   Growth Fund
            -------------------------------------------------------------------------------------------
            INVESTMENT INCOME
            Income:
               Dividends                                             $414         $1,616         $1,614
               Interest                                             1,578          1,308            294
            -------------------------------------------------------------------------------------------
                  Total Income                                      1,992          2,924          1,908
            -------------------------------------------------------------------------------------------
            Expenses:
               Investment advisory fees (Note 2)                      806            783            840
               Transfer agent fees                                    313            313            313
               Postage, printing & reports                             63             53             80
               Custodian fees                                         828            886          1,566
               Registration fees                                       78             78             78
               Legal fees                                               3              3              3
               Accounting fees                                          8              8              9
               Administrative services (Note 2)                        10             10             10
            -------------------------------------------------------------------------------------------
                  Total Expenses                                    2,109          2,134          2,899
                  Less expenses reimbursed by adviser (Note 2)     (1,036)        (1,090)        (1,660)
                  Less earnings credits (Note 2)                      (79)           (65)          (269)
             -------------------------------------------------------------------------------------------
                  Expenses - Net                                      994            979            970
            -------------------------------------------------------------------------------------------
                  Net Investment Income (Loss)                        998          1,945            938
            -------------------------------------------------------------------------------------------

            REALIZED AND UNREALIZED GAIN (LOSS) ON
            INVESTMENTS AND FOREIGN CURRENCY
            TRANSACTIONS
            Net realized gain (loss) on securities and foreign
            currency transactions                                  (5,179)        (4,511)       (12,565)
            Net change in unrealized appreciation
            (depreciation) on securities and foreign currency
            transactions                                            8,340         12,586         29,805
            -------------------------------------------------------------------------------------------
            Net Realized and Unrealized Gain on Investments
            and Foreign Currency Transactions                       3,161          8,075         17,240
            -------------------------------------------------------------------------------------------
            Net Increase in Net Assets Resulting from
            Operations                                             $4,159        $10,020        $18,178
            -------------------------------------------------------------------------------------------
            -------------------------------------------------------------------------------------------
            SEE NOTES TO FINANCIAL STATEMENTS.

            BERGER INSTITUTIONAL PRODUCTS TRUST
              STATEMENTS OF CHANGES IN NET ASSETS

                                                              Berger IPT-    Berger IPT-   Berger IPT-
            For the period May 1, 1996 (date operations        100 Fund      Growth and   Small Company
            commenced) to September 30, 1996 (unaudited)                     Income Fund   Growth Fund
            -------------------------------------------------------------------------------------------

            FROM OPERATIONS:
            Net investment income (loss)                             $998         $1,945           $938
            Net realized gain (loss) on securities and
            foreign currency transactions                          (5,179)        (4,511)       (12,565)
            Net change in unrealized appreciation
            (depreciation) on securities and foreign
            currency transactions                                   8,340         12,586         29,805
            -------------------------------------------------------------------------------------------
            Net Increase (Decrease) in Net Assets Resulting
            From Operations                                         4,159         10,020         18,178
            -------------------------------------------------------------------------------------------

            FROM DISTRIBUTIONS TO SHAREHOLDERS:
            Net investment income dividend                              0              0              0
            Net realized gains on investments dividend                  0              0              0
            -------------------------------------------------------------------------------------------
            Net Decrease in Net Assets from Distributions to
            Shareholders                                                0              0              0
            -------------------------------------------------------------------------------------------

            FROM FUND SHARE TRANSACTIONS:
            Proceeds from shares sold                             282,363        257,217        256,794
            Net asset value of shares issued in reinvestment
            of dividends                                                0              0              0
            -------------------------------------------------------------------------------------------
               Total                                              282,363        257,217        256,794
            Payments for shares redeemed                               (5)             0             (3)
            -------------------------------------------------------------------------------------------
            Net Increase (Decrease) in Net Assets Derived
            From Fund Share Transactions                          282,358        257,217        256,791
            -------------------------------------------------------------------------------------------

            INCREASE (DECREASE) IN NET ASSETS                     286,517        267,237        274,969
            Net Assets:
            Beginning of period                                         0              0              0
            -------------------------------------------------------------------------------------------
            End of period                                        $286,517       $267,237       $274,969
            -------------------------------------------------------------------------------------------
            -------------------------------------------------------------------------------------------
            Undistributed net investment income (loss)
            included in the above                                    $998         $1,945           $938
            -------------------------------------------------------------------------------------------
            -------------------------------------------------------------------------------------------

            COMPONENTS OF NET ASSETS:
            Capital (par value and paid in surplus)              $282,358       $257,217       $256,791
            Undistributed net investment income (loss)                998          1,945            938
            Undistributed net realized gain (loss ) from
            investments                                            (5,179)        (4,511)       (12,565)
            Unrealized appreciation (depreciation) on
            investments                                             8,340         12,586         29,805
            -------------------------------------------------------------------------------------------
               Total                                             $286,517       $267,237       $274,969
            -------------------------------------------------------------------------------------------
            -------------------------------------------------------------------------------------------

            TRANSACTIONS IN FUND SHARES:
            Shares sold                                            28,414         25,703         25,657
            Shares issued to shareholders in reinvestment of
            dividends                                                   0              0              0
            -------------------------------------------------------------------------------------------
               Total                                               28,414         25,703         25,657
            Shares repurchased                                         (1)             0              0
            -------------------------------------------------------------------------------------------
            Net increase (decrease) in shares                      28,413         25,703         25,657
            Shares outstanding, beginning of period                     0              0              0
            -------------------------------------------------------------------------------------------
            Shares outstanding, end of period                      28,413         25,703         25,657
            -------------------------------------------------------------------------------------------
            -------------------------------------------------------------------------------------------
            SEE NOTES TO FINANCIAL STATEMENTS.

BERGER INSTITUTIONAL PRODUCTS TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1996

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   ORGANIZATION

     Berger Institutional Products Trust (the "Trust"), a Delaware business trust, was established on October 17, 1995 as a diversified open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the series comprising Berger IPT-100 Fund ("IPT-100"), Berger IPT-Growth and Income Fund ("IPT-G&I"), and Berger IPT-Small Company Growth Fund ("IPT-SCG"), (individually the "Fund" and collectively the "Funds"), which commenced operations on May 1, 1996, are the only portfolios established under the Trust, although others may be added in the future.
     The Trust is registered under the Investment Company Act of 1940 and the Securities Act of 1933 (the "Acts"). Each Fund is diversified as defined in the Acts. Shares of each Fund are fully paid and non-assessable when issued. All shares issued by a particular Fund participate equally in dividends and other distributions by that Fund. The Trust's shares are not offered directly to the public, but are sold exclusively to insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of Participating Insurance Companies and to qualified plans.
     On April 15, 1996 Berger Associates, Inc. ("Berger"), the Trust's investment advisor purchased 25,000 shares of each portfolio at a net asset value of $10.00 per share. All costs incurred in organizing the Trust were paid by Berger.
     At September 30, 1996, substantially all of the outstanding shares of the Funds were owned by Berger Associates, Inc. as a result of the initial capitalization of the Funds.

SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATION
     Securities are valued at the close of the regular trading session of the New York Stock Exchange (the "Exchange") on each day that the Exchange is open. Securities listed on national exchanges, the NASDAQ Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if no last sale price is available, they are valued using the mean between their current bid and asked prices. Securities that are traded on the over-the-counter market are valued at the mean between their current bid and asked prices. Short-term obligations maturing within sixty days are valued at original cost plus amortized discount or accrued interest from the date of acquisition, which approximates market value. Foreign securities are converted to U.S. Dollars using exchange rates at the close of the Exchange. Securities for which quotations are not readily available are valued at fair values determined in good faith pursuant to consistently applied procedures established by the trustees.

FEDERAL INCOME TAXES
     It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no income tax provision is required.

SECURITY GAINS AND LOSSES
     Gains and losses are computed on the identified cost basis for both financial statement and Federal income tax purposes for all securities. Currency gain and loss is calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to security transactions and income.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
     Investment transactions are accounted for on the date investments are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts.

USE OF ESTIMATES
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. AGREEMENTS

     Berger serves as the Trust's investment advisor. As compensation for its services to the Trust, Berger receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on an annual rate of each portfolio's average net assets as follows: IPT-100 and IPT-G&I at .75 of 1% of average daily net assets; IPT-SCG at .90 of 1% of average
daily net assets.   Berger has agreed to waive its advisory fee to the extent
the Funds' normal operating
expenses in any fiscal year, including the management fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, of each of the IPT-100 and the IPT-G&I exceed 1.00%, and normal operating expenses in any fiscal year of the IPT-SCG exceed 1.15% of the Funds' average daily net assets.
     The Trust has entered into an administrative services agreement with Berger. The administrative services agreement provides for an annual fee of .01 of 1% of the average daily net assets of each Fund, computed daily and payable monthly.
     The Trust has also entered into a recordkeeping and pricing agreement with Investors Fiduciary Trust Company ("IFTC"), who also serves as each Fund's custodian and transfer agent. The recordkeeping and pricing agreement provides for the monthly payment of a base fee per Fund plus a fee computed as a
percentage of average daily net assets on a total relationship basis.   IFTC's
fees for custody, recordkeeping and pricing, or transfer agency services are subject to reduction by credits earned by each Fund, based on the cash balances of the Fund held by IFTC as custodian or by credits received from directed
brokerage transactions.   For the period May 1, 1996 (date operations commenced)
to September 30, 1996, the IPT-100, IPT-G&I and the IPT-SCG Funds received $79, $65 and $269, respectively, in earnings and brokerage credits and paid IFTC fees (after earnings and brokerage credits) of $1,070, $1,142 and $1,619, respectively, for services rendered.
     Certain officers and directors of Berger are also officers and trustees of the Trust. Trustees who are not affiliated with Berger did not receive trustees' fees from the IPT-100, IPT-G&I and IPT-SCG Funds for the period ended September 30, 1996.

3.  INVESTMENT TRANSACTIONS

A. Purchases and Sales
Purchases and sales of investment securities from May 1, 1996 (date operations commenced) to September 30, 1996 were as follows:


                                      Berger IPT-   Berger IPT-    Berger IPT-
                                       100 Fund     Growth and    Small Company
                                                    Income Fund    Growth Fund
-------------------------------------------------------------------------------
Purchases of investment securities
(excluding short-term securities)        $283,200       $298,848       $347,887
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Sales of investment securities
(excluding short-term securities)         $25,752        $64,101        $98,566
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

There were no purchases or sales of long-term U.S. Government securities during the period.

At September 30, 1996, the composition of unrealized appreciation (the excess of value over tax cost) and unrealized depreciation (the excess of tax cost over value) for securities was as follows:

                                      Berger IPT-   Berger IPT-    Berger IPT-
                                       100 Fund     Growth and    Small Company
                                                    Income Fund    Growth Fund
-------------------------------------------------------------------------------
Appreciation                              $16,326        $18,483        $42,715
Depreciation                               (7,986)        (5,897)       (12,910
-------------------------------------------------------------------------------
Net                                        $8,340        $12,586        $29,805
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


B. Federal Income Tax Status

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for Federal income tax purposes, taxable as ordinary income to shareholders.

The Funds distribute net realized capital gains, if any, to their shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatments for net operating losses and expiring capital loss carryforwards. Accordingly, these permanent differences in the character of income and distributions between financial statements and tax basis will be reclassified to paid-in-capital.

FINANCIAL HIGHLIGHTS / SEPTEMBER 30, 1996
For a Share  Outstanding Throughout the Period  May 1,       Berger IPT-       Berger IPT-       Berger  IPT-
1996 (date operations  commenced) to September 30,            100 Fund         Growth and            Small
1996 (unaudited)                                                               Income Fund          Company
                                                                                                  Growth Fund
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $10.00            $10.00              $10.00
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               .04               .08                 .04
  Net realized and unrealized gains on securities                     .04               .32                 .68
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                                      .08               .40                 .72
-----------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends (from net investment income)                              .00               .00                 .00
  Distributions (from capital gains)                                  .00               .00                 .00
-----------------------------------------------------------------------------------------------------------------
Total distributions                                                   .00               .00                 .00
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $10.08            $10.40              $10.72
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Total return                                                        0.80%             4.00%               7.20%
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Ratios:
Net assets, end of period                                         286,517           267,237             274,969
Ratio of expenses to average net assets*+                            1.96%             2.04%               2.69%
Ratio of net income to average net assets*                            .93%             1.86%                .87%
Portfolio turnover rate                                                14%               30%                 41%
Average commission rate                                            $.0600            $.0600              $.0534


* ANNUALIZED
+ RATIO REFLECTS TOTAL EXPENSES, INCLUDING FEES OFFSET BY EARNINGS CREDITS AND MANAGEMENT FEE WAIVERS, BUT DOES NOT INCLUDE THE DEDUCTION OF ANY CHARGES OR EXPENSES ATTRIBUTABLE TO ANY PARTICULAR VARIABLE INSURANCE CONTRACT.

PART C.  OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS:

         (a)  FINANCIAL STATEMENTS.


         In Part A of the Registration Statement (Prospectus):

         1. Financial Highlights for the Period May 1, 1996 (Date Operations Commenced) to September 30, 1996 (Unaudited)

         Included in Part B of this amendment to the Registration Statement (Statement of Additional Information) for the Berger IPT - 100 Fund, Berger IPT - Growth and Income Fund and Berger IPT - Small Company Growth Fund:

         1.   Report of Independent Accountants, dated April 16, 1996

         2.   Statements of Assets and Liabilities as of April 16, 1996

         3.   Notes to Statements of Assets and Liabilities, April 16, 1996

         4.   Schedules of Investments as of September 30, 1996

         5. Statements of Assets and Liabilities as of September 30, 1996 (Unaudited)

         6. Statements of Operations for the Period May 1, 1996 (Date Operations Commenced) to September 30, 1996 (Unaudited)

         7. Statements of Changes in Net Assets for the Period May 1, 1996 (Date Operations Commenced) to September 30, 1996 (Unaudited)

         8.   Notes to Financial Statements, September 30, 1996

         9. Financial Highlights for the Period May 1, 1996 (Date Operations Commenced) to September 30, 1996 (Unaudited)


         In Part C of the Registration Statement:

         None.

         (b)  EXHIBITS.

         The Exhibit Index following the signature pages below is incorporated herein by reference.

Item 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


    On the date that this Registration Statement is declared effective, Berger Associates, Inc., a Delaware corporation, will own a majority of the outstanding shares of the Registrant, having provided all the initial seed capital to establish the Registrant. Consequently, Berger Associates will be a control person of the Registrant. Berger Associates will continue to be a control person of the Registrant so long as it holds more than 25% of the Registrant's outstanding shares, as the term "control" is defined in the Investment Company Act of 1940. So long as the Registrant is controlled by Berger Associates, it will be under common control with the other companies controlled by Berger Associates' corporate parent, Kansas City Southern Industries, Inc. ("KCSI"). See "Management and Investment Advice" in the Prospectus and "Investment Advisor" in the Statement of Additional Information for more information on KCSI and its affiliates.


Item 26. NUMBER OF HOLDERS OF SECURITIES


    The number of record holders of shares of beneficial interest in the series of Registrant's shares outstanding as of October 30, 1996, was as follows:


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          SERIES OR FUND                           NUMBER OF HOLDERS
                                                       OF SHARES
--------------------------------------------------------------------------------
Berger IPT - 100 Fund                                      2
--------------------------------------------------------------------------------
Berger IPT - Growth and Income Fund                        2
--------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                     2
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Item 27. INDEMNIFICATION

    Article IX, Section 2 of the Trust Instrument for Berger Institutional Products Trust (the "Trust"), provides for indemnification of certain persons acting on behalf of the Trust to the fullest extent permitted by the law. In general, trustees, officers, employees, managers and agents will be indemnified against liability and against all expenses incurred by them in connection with any claim, action, suit or proceeding (or settlement thereof) in which they become involved by virtue of their Trust office, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties, or unless it has been determined that they have not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Trust. The Trust also may advance money for these expenses, provided that the trustees, officers, employees, managers or agents undertake to repay the Trust if their conduct is later determined to preclude indemnification. The Trust has the power to purchase insurance on behalf of its trustees, officers, employees, managers and agents, whether or not it would be permitted or required to indemnify them for any such liability under the Trust Instrument or applicable law, and the Trust has purchased and maintains an insurance policy covering such persons against certain liabilities incurred in their official capacities.

Item 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

    The business of Berger Associates, Inc., the investment advisor of the Registrant, is described in the Prospectus in Section 5 and in the Statement of Additional Information in Section 4 which are included in this Registration Statement.

    William M.B. Berger, Rodney L. Linafelter, William R. Keithler and Kevin R. Fay have no business, profession, vocation or employment of a substantial nature other than their positions with the investment advisor, and have had no prior business, profession, vocation or employment of a substantial nature within the preceding two years other than as shown in Section 3 of the Statement of Additional Information.

    Gerard M. Lavin, President and a director of Berger Associates and President and a trustee of the Trust, also serves as a Vice President of DST Systems, Inc., 1055 Broadway, 9th Floor, Kansas City, MO 64105 (provider of information and transaction processing and recordkeeping services for various mutual funds), and as a director of First of Michigan Capital Corp. (holding company) and First of Michigan Corp. (broker-dealer), 100 Renaissance Center, Detroit, MI 48243. From February 1992 to March 1995, Mr. Lavin served as President and CEO of Investors Fiduciary Trust Company.

    Craig D. Cloyed, Vice President and Chief Marketing Officer of Berger Associates, was formerly (September 1989 to August 1995) Senior Vice President of INVESCO Funds Group (mutual funds).

    Landon H. Rowland, a director of Berger Associates, also serves as President, Chief Executive Officer and a director of Kansas City Southern Industries, Inc., 114 W. 11th Street, Kansas City, MO 64105 (a publicly traded holding company whose primary subsidiaries are engaged in transportation and financial asset management, and which owns approximately 41% of the outstanding shares of DST Systems, Inc., a publicly traded information and transaction processing company). Mr. Rowland also serves as Chairman of the Board and a director of The Kansas City Southern Railway Company, and until September 1995, served as Chairman of the Board and a director of DST Systems, Inc.

Item 29. PRINCIPAL UNDERWRITERS

    Not applicable.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

    The accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained as follows:

    (a) Shareholder records are maintained by the Registrant's sub-transfer agent, DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141;

    (b) Accounting records relating to cash and other money balances; asset, liability, reserve, capital, income and expense accounts; portfolio securities; purchases and sales; and brokerage commissions are maintained by the Registrant's Recordkeeping and Pricing Agent, Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, Missouri 64105. Other records of the Registrant relating to purchases and sales; the Trust Instrument, minute books and other trust records; brokerage orders; performance information and other records are maintained at the offices of the Registrant at 210 University Boulevard, Suite 900, Denver, Colorado 80206.

Item 31. MANAGEMENT SERVICES

    The Registrant has no management-related service contract which is not discussed in Parts A and B of this form. See Section 6 of the Prospectus and
Section 5 of the Statement of Additional Information for a discussion of the Recordkeeping and Pricing Agent Agreement entered into between the Registrant and IFTC and the Administrative Services Agreement entered into between the Registrant and Berger Associates, Inc., investment advisor to the Registrant.

Item 32. UNDERTAKINGS

    (1) Registrant undertakes to comply with the following policy with respect to calling meetings of shareholders for the purpose of voting upon the removal of any trustee of the Registrant and facilitating shareholder communications related to such meetings:

    1. The trustees will promptly call a meeting of shareholders for the purpose of voting upon the removal of any trustee of the Registrant when requested in writing to do so by the record holders of at least 10% of the outstanding shares of the Registrant.

    2. Whenever ten or more shareholders of record who have been shareholders of the Registrant for at least six months, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares of the Registrant, whichever is less, apply to the trustees in writing stating that they wish to communicate with other shareholders with a view to obtaining signatures to request such a meeting, and deliver to the trustees a form of communication and request which they wish to transmit, the trustees within 5 business days after receipt of such application either will (i) give such applicants access to a list of the names and addresses of all shareholders of record of the Registrant, or (ii) inform such applicants of the approximate number of shareholders of record and the approximate cost of mailing the proposed communication and form of request.

    3. If the trustees elect to follow the course specified in clause (ii), above, the trustees, upon the written request of such applicants accompanied by tender of the material to be mailed and the reasonable expenses of the mailing, will, with reasonable promptness, mail such material to all shareholders of record, unless within 5 business days after such tender the trustees shall mail to such applicants and file with the Securities and Exchange Commission (the "Commission"), together with a copy of the material requested to be mailed, a written statement signed by at least a majority of the trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

    4. If the Commission enters an order either refusing to sustain any of the trustees' objections or declaring that any objections previously sustained by the Commission have been resolved by the applicants, the trustees will cause the Registrant to mail copies of such material to all shareholders of record with reasonable promptness after the entry of such order and the renewal of such tender.


    (2) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.


                                         C-5
43

                                      SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Denver, and State of Colorado, on the 30th day of October, 1996.


                                       BERGER INSTITUTIONAL PRODUCTS TRUST
                                       -----------------------------------
                                       (Registrant)

                                       By /s/ Gerard M. Lavin
                                          --------------------------------
                                         Name:  Gerard M. Lavin
                                              ----------------------------
                                         Title:  President
                                              ----------------------------

    Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


            SIGNATURE                    TITLE                    DATE
            ---------                    -----                    ----
/s/ Gerard M. Lavin
------------------------------    President (Principal     October 30, 1996
Gerard M. Lavin                   Executive Officer)
                                  and Trustee

/s/Rodney L. Linafelter*
------------------------------    President of             October 30, 1996
Rodney L. Linafelter              Berger IPT - 100
                                  Fund and Berger
                                  IPT - Growth and
                                  Income Fund and Trustee

/s/ Kevin R. Fay
------------------------------    Vice President,          October 30, 1996
Kevin R. Fay                      Secretary and
                                  Treasurer (Principal
                                  Financial and
                                  Accounting Officer)

/s/Dennis E. Baldwin*
------------------------------    Trustee                  October 30, 1996
Dennis E. Baldwin

/s/William M.B. Berger*
------------------------------    Trustee                  October 30, 1996
William M.B. Berger

/s/Louis R. Bindner*
------------------------------    Trustee                  October 30, 1996
Louis R. Bindner

/s/Katherine A. Cattanach*
------------------------------    Trustee                  October 30, 1996
Katherine A. Cattanach

/s/Lucy Black Creighton*
------------------------------    Trustee                  October 30, 1996
Lucy Black Creighton

/s/Paul R. Knapp*
------------------------------    Trustee                  October 30, 1996
Paul R. Knapp

/s/Harry T. Lewis, Jr.*
------------------------------    Trustee                  October 30, 1996
Harry T. Lewis, Jr.

/s/Michael Owen*
------------------------------    Trustee                  October 30, 1996
Michael Owen

/s/William Sinclaire*
------------------------------    Trustee                  October 30, 1996
William Sinclaire



/s/ Gerard M. Lavin
------------------------------
*By:  Gerard M. Lavin,
      Attorney-in-fact

                                 EXHIBIT INDEX

N-1A                  EDGAR
Exhibit               Exhibit
No.                   No.                   Name of Exhibit

---------------       ----------            ---------------
+  Exhibit  1                               Trust Instrument
+  Exhibit  2                               Bylaws
   Exhibit  3                               Not Applicable
   Exhibit  4                               Not Applicable
+  Exhibit  5.1                             Form of Investment Advisory
                                            Agreement for Berger IPT - 100 Fund
+  Exhibit  5.2                             Form of Investment Advisory
                                            Agreement for Berger IPT - Growth
                                            and Income Fund
+  Exhibit  5.3                             Form of Investment Advisory
                                            Agreement for Berger IPT - Small
                                            Company Growth Fund
   Exhibit  6                               Not Applicable
   Exhibit  7                               Not Applicable
+  Exhibit  8                               Form of Custody Agreement
+  Exhibit  9.1.1                           Form of Administrative Services
                                            Agreement for Berger IPT - 100 Fund
+  Exhibit  9.1.2                           Form of Administrative Services
                                            Agreement for Berger IPT - Growth
                                            and Income Fund
+  Exhibit  9.1.3                           Form of Administrative Services
                                            Agreement for Berger IPT - Small
                                            Company Growth Fund
+  Exhibit  9.2                             Form of Recordkeeping and Pricing
                                            Agent Agreement
+  Exhibit  9.3                             Form of Agency Agreement
+  Exhibit  9.4                             Form of Participation Agreement
                                            between Berger Institutional
                                            Products Trust, Berger Associates,
                                            Inc. and Great American Reserve
                                            Insurance Company
+  Exhibit  10                              Opinion and consent of Davis,
                                            Graham & Stubbs LLP
*  Exhibit  11        EX-99.B11             Consent of Price Waterhouse LLP
   Exhibit  12                              Not Applicable
+  Exhibit  13                              Investment Letter from Initial
                                            Stockholder
   Exhibit  14                              Not Applicable
   Exhibit  15                              Not Applicable
+  Exhibit  16                              Schedule for Computation of
                                            Performance Data
*  Exhibit  17.1      EX-99.B27.1           Financial Data Schedule for Berger
                                            IPT - 100 Fund

*  Exhibit  17.2      EX-99.B27.2           Financial Data Schedule for Berger
                                            IPT - Growth and Income Fund
*  Exhibit  17.3      EX-99.B27.3           Financial Data Schedule for Berger
                                            IPT - Small Company Growth Fund
   Exhibit  18                              Not Applicable

-----------------------
*  Filed herewith.
+ Previously filed on April 18, 1996, with Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A and incorporated herein by reference.